UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	02/28/07

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus BASIC
Municipal Money
Market Fund

SEMIANNUAL REPORT February 28, 2007

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements
28	Proxy Results

FOR MORE INFORMATION

Back Cover

Dreyfus BASIC
Municipal Money
Market Fund

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC Municipal Money Market Fund, covering the six-month period from September 1, 2006, through February 28, 2007.

The reporting period proved to be a good time for the financial markets, as market rallies helped stocks and bonds achieve positive absolute returns. A number of factors contributed to the markets’ gains, including a more moderate economic expansion, strong business conditions, subdued inflation, stabilizing interest rates and robust investor demand for most asset classes.Although short-term interest rates remained stable over the course of the reporting period,tax-exempt money market instruments continued to provide attractive yields in the wake of the Federal Reserve’s run of 17 consecutive rate hikes between June 2004 and June 2006.

In our analysis, the reporting period provided an excellent reminder of the need for a long-term investment perspective. Adopting too short a time frame has proved costly for some investors recently, as reducing allocations to stocks and bonds generally meant missing rallies. Indeed, history shows that reacting to near-term developments with extreme shifts in strategy rarely is the right decision. We believe that a better course is to set a portfolio mix to meet future goals while working through short-term market volatility and limiting income tax liabilities. Tax-exempt money market funds have continued to play an important role in that mix, providing preservation of capital and relatively high taxable-equivalent yields.As always, we encourage you to talk with your finanical advisor to help ensure that your portfolio remains aligned with your current financial needs and future investment goals.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Colleen Meehan, Senior Portfolio Manager

How did Dreyfus BASIC Municipal Money Market Fund perform during the period?

For the six-month period ended February 28, 2007, the fund produced an annualized yield of 3.22% .Taking into account the effects of compounding, the fund produced an annualized effective yield of 3.26% .1

Yields of tax-exempt money market securities stabilized along with short-term interest rates during the reporting period as economic growth moderated and inflationary pressures diminished.

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal income tax.The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing this approach, we employ two primary strategies. First, we attempt to add value by constructing a diverse portfolio of high-quality, federally tax-exempt money market instruments. Second, we actively manage the fund’s average maturity in anticipation of what we believe are interest-rate trends, supply-and-demand changes in the short-term municipal marketplace and anticipated liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average weighted maturity of the fund, in an effort to position the fund to purchase new securities with higher yields, if higher yields materialize as a result of the increase in supply.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

one-year range which, if purchased, would tend to lengthen the fund’s average weighted maturity.We also may decrease the average weighted maturity in a rising interest-rate environment. If we anticipate limited new-issue supply and lower interest rates, we may extend the fund’s average maturity to maintain current yields for as long as we deem practical. At other times, we typically try to maintain an average weighted maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations while anticipating liquidity needs.

What other factors influenced the fund’s performance?

In the months leading up to the start of the reporting period, the U.S. economy was growing robustly, inflationary pressures were intensifying and the Federal Reserve Board (the “Fed”) continued to raise short-term interest rates. However, these conditions changed significantly when the U.S. housing market softened and energy prices fell, helping to relieve investors’ inflation concerns.

The Fed lent credence to a more moderate inflation outlook when it refrained from raising interest rates during the reporting period, citing the likelihood that slower economic growth would reduce inflationary pressures. Some investors even began to anticipate that the Fed might reduce short-term interest rates sometime in 2007. However, the U.S. Department of Commerce later estimated that the U.S. economy had grown at a 2.2% annualized rate in the fourth quarter of 2006, and inflation came in at a relatively moderate 2.5% rate for 2006 overall.The combination of moderate economic growth and subdued inflation delayed expectations of a change in Fed policy.

Although yields of tax-exempt money market securities stabilized along with interest rates, yields of longer-dated instruments declined, leaving little difference in the yields of securities with maturities between six months and four years. Investors therefore continued to focus on tax-exempt instruments maturing in six months or less.

Technical factors put downward pressure on tax-exempt money market yields. The growing U.S. economy reduced the borrowing needs of several states and municipalities, and some issuers revised their

4

borrowing programs to rely more heavily on short-term variable-rate demand notes. Even as the supply of one-year municipal notes declined, investor demand remained strong as evidenced by an increase in money market fund assets to record levels.

In this environment, we generally maintained the fund’s weighted average maturity in a range we considered to be roughly in line with industry averages. Whenever possible, we attempted to maintain the fund’s yield by limiting its exposure to variable-rate instruments, on which yields are reset daily or weekly. Instead, we found opportunities in tax-exempt commercial paper and seasoned municipal notes and bonds.

What is the fund’s current strategy?

As of the end of the reporting period, the fund’s weighted average maturity was slightly longer than industry averages, due in part to our focus on commercial paper. In addition, the fund’s weighted average maturity reflected our attempts to maintain competitive yields over the winter months, when a dearth of new issuance tends to put downward pressure on yields. Many of the fund’s holdings mature in April and May, a strategy designed to make cash available for new purchases at a time when selling pressure caused by income tax payments generally causes yields to rise.

March 15, 2007

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation, pursuant to an agreement in effect until such time as shareholders are given at least
90 days’ notice to the contrary, and has committed to continue at least until August 31, 2007.
Had these expenses not been absorbed, the fund’s annualized yield would have been 3.07% and the fund’s annualized effective yield would have been 3.12%.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Municipal Money Market Fund from September 1, 2006 to February 28, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2007

Expenses paid per $1,000 †	$ 2.25
Ending value (after expenses)	$1,016.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2007

Expenses paid per $1,000 †	$ 2.26
Ending value (after expenses)	$1,022.56

† Expenses are equal to the fund’s annualized expense ratio of .45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS February 28, 2007 (Unaudited)
Short-Term	Coupon	Maturity	Principal
Investments—99.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—.6%
Haleyville Industrial Development
Board, Revenue (Door
Components, LLC Project)
(LOC; Regions Bank)	3.76	3/7/07	1,900,000 [a]	1,900,000
Arizona—.5%
The Industrial Development
Authorities of the City of
Tucson and the County of Pima,
Joint SFMR (GIC; Trinity
Funding Corporation and LOC:
FHLMC, FNMA and GNMA)	4.90	8/3/07	1,750,000	1,756,138
California—.7%
California Statewide Communities
Development Authority, MFHR
(Vista Montana Apartments)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	3.74	3/7/07	2,480,000 [a,b]	2,480,000
Colorado—2.4%
City and County of Denver,
MFHR (Broadway Plaza Lofts
Project) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch)	3.76	3/7/07	5,915,000 [a,b]	5,915,000
Colorado Housing and Finance
Authority, EDR (Closet
Factory Project) (LOC;
The Bank of New York)	3.80	3/7/07	2,300,000 [a]	2,300,000
District of Columbia—.7%
District of Columbia,
Revenue (Idea Public Charter
School) (LOC; Allfirst Bank)	3.70	3/7/07	2,200,000 [a]	2,200,000
Florida—4.4%
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	3.70	6/6/07	1,500,000	1,500,000
Capital Trust Agency,
Multifamily Revenue (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.74	3/7/07	2,835,000 [a,b]	2,835,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Pasco County,
Solid Waste Disposal and
Resource Recovery System
Revenue (Insured; AMBAC)	5.75	4/1/07	1,970,000	1,973,492
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.60	3/6/07	6,000,000	6,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.62	3/8/07	2,500,000	2,500,000
Georgia—9.2%
Atlanta,
Airport Revenue (Merlots
Program) (Insured; FGIC and
Liquidity Facility; Wachovia Bank)	3.61	3/7/07	5,070,000 [a,b]	5,070,000
Gainesville Housing Authority,
MFHR (Lenox Park Apartments
Project) (Liquidity Facility;
Merrill Lynch)	3.76	3/7/07	3,290,000 [a,b]	3,290,000
Gwinnett County Housing Authority,
MFHR, Refunding (Palisades at
Satellite Crossing Apartments
Project) (LOC; SunTrust Bank)	3.71	3/7/07	5,000,000 [a]	5,000,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (LOC; Dexia Credit Locale)	3.67	3/12/07	2,500,000	2,500,000
Savannah Economic Development
Authority, Exempt Facility
Revenue (Home Depot Project)	3.71	3/7/07	15,000,000 [a]	15,000,000
Idaho—.9%
Oneida County Economic Development
Corporation, IDR (Hess Pumice
Products, Inc. Project)
(LOC; Key Bank)	3.79	3/7/07	3,055,000 [a]	3,055,000
Illinois—6.7%
Cook County Community Consolidated
School District Number 21,
Educational Purposes TAW	4.75	4/1/07	5,975,000	5,979,680

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Illinois (continued)
Illinois,
GO (Liquidity Facility;
Citibank NA)	3.70	3/7/07	2,680,000 [a,b]	2,680,000
Illinois,
GO (Liquidity Facility;
Citigroup Global Markets Holdings)	3.70	3/7/07	2,500,000 [a,b]	2,500,000
Illinois Development Finance
Authority, IDR (Wisconsin Tool
Project) (LOC; Wachovia Bank)	3.77	3/7/07	3,990,000 [a]	3,990,000
Illinois Development Finance
Authority, Revenue (Aurora
Central Catholic High School)
(LOC; Allied Irish Banks)	3.81	3/7/07	1,000,000 [a]	1,000,000
Illinois Development Finance
Authority, Revenue (Park Ridge
Youth Campus Project)
(LOC; ABN-AMRO)	3.73	3/7/07	1,300,000 [a]	1,300,000
University of Illinois of
Trustees, Auxiliary Facilities
System Revenue (Putters
Program) (Insured; MBIA and
Liquidity Facility; PB Capital Corp.)	3.70	3/7/07	5,235,000 [a,b]	5,235,000
Indiana—2.5%
Fort Wayne,
EDR (Park Center Project)
(LOC; National City Bank)	3.72	3/7/07	2,730,000 [a]	2,730,000
Gary,
EDR (Gary County Market
Project) (LOC; ABN-AMRO)	3.73	3/7/07	3,275,000 [a]	3,275,000
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit Group)	5.00	5/1/07	640,000	641,469
Indianapolis Local Public
Improvement Bond Bank, Notes	4.00	7/5/07	1,775,000	1,777,701
Iowa—1.1%
Iowa Finance Authority,
SFMR (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Pallas Capital
Corporation)	3.75	3/7/07	3,850,000 [a,b]	3,850,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Kentucky—2.4%
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC Project)
(LOC; Deutsche Postbank)	3.78	3/7/07	5,000,000 [a]	5,000,000
Public Energy Authority of
Kentucky, Inc., Gas Supply
Revenue (Liquidity Facility;
Societe Generale)	3.66	3/1/07	3,000,000 [a]	3,000,000
Louisiana—2.6%
Ascension Parish,
Revenue (BASF Corporation
Project)	3.77	3/1/07	2,000,000 [a]	2,000,000
Lehman Municipal Trust Receipts
(Jefferson Parish Home
Mortgage Authority) (Liquidity
Facility; Lehman Liquidity
Corporation and LOC:
FNMA and GNMA)	3.62	3/7/07	4,750,000 [a,b]	4,750,000
Zachary Community School District
Number 1, GO Notes
(Insured; AMBAC)	5.00	3/1/07	1,940,000	1,940,000
Maryland—.6%
Maryland Economic Development
Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Bank)	3.90	3/7/07	2,110,000 [a]	2,110,000
Michigan—6.1%
ABN AMRO Munitops Certificate
Trust (Michigan
Housing Development Authority)
(Insured; GNMA and Liquidity
Facility; ABN-AMRO)	3.74	3/7/07	9,495,000 [a,b]	9,495,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program)
(LOC; Fifth Third Bank)	3.56	3/7/07	2,900,000 [a]	2,900,000
Michigan Strategic Fund,
LOR (NSS Technologies Project)
(LOC; Wachovia Bank)	3.77	3/7/07	4,000,000 [a]	4,000,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)
Oakland County Economic
Development Corporation, LOR
(Michigan Seamless Tube LLC
Project) (LOC; ABN-AMRO)	3.81	3/7/07	4,120,000 [a]	4,120,000
Minnesota—.5%
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S Bank NA)	3.83	3/7/07	1,740,000 [a]	1,740,000
Mississippi—.7%
Mississippi Business Finance
Corporation, Revenue (Jackson
Preparatory School Foundation
Project) (LOC; First Tennessee Bank)	3.75	3/7/07	2,250,000 [a]	2,250,000
Missouri—1.0%
Saint Louis Industrial Development
Authority, MFHR (Windward
Estates Project) (GIC; IXIS
Corporate and Investment Bank
and Liquidity Facility;
Merrill Lynch Capital Services)	3.78	3/7/07	3,500,000 [a,b]	3,500,000
Nevada—2.8%
Clark County,
EDR (Lutheran Secondary School
Association Project) (LOC;
Allied Irish Banks)	3.87	3/7/07	3,700,000 [a]	3,700,000
Reno,
Subordinate Lien Sales Tax
Revenue (ReTrac-Reno
Transportation Rail Access
Corridor Project) (Liquidity
Facility; Goldman Sachs Group
and LOC; Goldman Sachs Group)	3.71	3/7/07	5,780,000 [a,b]	5,780,000
North Carolina—4.1%
Iredell County Industrial
Facilities and Pollution
Control Financing Authority,
Revenue (Onsrud Inc. Project)
(LOC; Wachovia Bank)	3.62	3/7/07	3,300,000 [a]	3,300,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Carolina (continued)
North Carolina Capital Facilities
Finance Agency, CP (Duke
University Project)	3.58	3/8/07	2,126,000	2,126,000
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	3.56	3/7/07	6,510,000 [a,b]	6,510,000
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Novant
Health Obligated Group)	5.00	11/1/07	1,825,000	1,840,452
Ohio—2.8%
Clark County,
Solid Waste Facilities Revenue
(Eastwood Dairy LLC Project)
(LOC; National City Bank)	3.78	3/7/07	2,750,000 [a]	2,750,000
Ohio State Higher Educational
Facilities, Revenue
(Cedarville University
Project) (LOC; Key Bank)	3.72	3/7/07	6,520,000 [a]	6,520,000
Oklahoma—1.0%
Oklahoma County Finance
Authority, MFHR (Sante Fe
Pointe Apartments)
(LOC; Societe Generale)	3.75	12/1/07	3,500,000	3,500,000
Pennsylvania—13.2%
Beaver County Industrial
Development Authority, EIR
(BASF Corporation Project)
(LOC; BASF AG)	3.77	3/1/07	2,700,000 [a]	2,700,000
Bucks County Industrial
Development Authority, Revenue
(Christian Life Center
Project) (LOC; Wachovia Bank)	3.77	3/7/07	1,700,000 [a]	1,700,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Chester County Industrial
Development Authority, Student
Housing Revenue (University
Student Housing LLC Project)
(LOC; Citizens Bank of
Pennsylvania)	3.55	3/7/07	7,225,000 [a]	7,225,000
Dauphin County General Authority,
Revenue (Insured; FSA and
Liquidity Facility: Bank of
Nova Scotia and KBC Bank)	3.53	3/7/07	2,300,000 [a]	2,300,000
Lancaster County,
GO Notes (Insured; FSA and
Liquidity Facility; Royal Bank
of Canada)	3.68	3/7/07	3,000,000 [a]	3,000,000
Lancaster Industrial Development
Authority, Revenue (Student
Lodging and Student Services
Project) (LOC; Fulton Bank)	3.75	3/7/07	4,115,000 [a]	4,115,000
Montgomery County Industrial
Development Authority, PCR, CP
(Exelon Project) (LOC;
Wachovia Bank)	3.70	3/9/07	3,150,000	3,150,000
North Lebanon Township Municipal
Authority, Sewer Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.73	3/7/07	3,360,000 [a]	3,360,000
North Wales Water Authority,
Rural Water Projects
Revenue Notes	3.63	4/1/07	2,500,000	2,500,000
Philadelphia Authority for Industrial
Development, Healthcare Facility
Revenue (Greater Philadelphia
Health Action Project)
(LOC; Commerce Bank)	3.68	3/7/07	3,100,000 [a]	3,100,000
Reading Regional Airport
Authority, Revenue (Insured;
AMBAC and Liquidity Facility;
Wachovia Bank)	3.72	3/7/07	3,940,000 [a]	3,940,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Scranton Redevelopment Authority,
LR (LOC; PNC Bank N.A.)	3.70	3/7/07	1,900,000 [a]	1,900,000
Spring Grove Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.68	3/7/07	3,500,000 [a]	3,500,000
Upper Merion Municipal Utility
Authority, Guaranteed Sewer
Revenue (Liquidity Facility;
Commerce Bank NA)	3.68	3/7/07	1,500,000 [a]	1,500,000
South Carolina—1.5%
South Carolina Association of
Governmental Organizations,
COP, TAN	4.25	4/13/07	5,000,000	5,001,883
Tennessee—7.2%
Chattanooga Metropolitan Airport
Authority, Revenue, Refunding
(LOC; First Tennessee Bank)	3.85	3/7/07	9,325,000 [a]	9,325,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.71	3/7/07	5,000,000 [a,b]	5,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	3.71	3/7/07	10,000,000 [a,b]	10,000,000
Texas—8.7%
El Paso County Hospital District,
GO Notes (Putters Program)
(Insured; AMBAC and Liquidity
Facility; Deutsche Postbank)	3.70	3/7/07	3,465,000 [a,b]	3,465,000
Greenville Industrial Development
Corporation, IDR (Woodgrain
Project) (LOC; General
Electric Capital Corp.)	3.75	3/7/07	3,225,000 [a]	3,225,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.60	3/13/07	5,000,000	5,000,000
Lower Neches Valley Authority
Industrial Development Corporation,
Exempt Facilities Revenue (Onyx
Environmental Services, LLC Project)
(LOC; Bank of America)	3.72	3/7/07	3,400,000 [a]	3,400,000

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Port of Port Arthur Navigation
District, Environmental
Facilities Revenue, Refunding
(Motiva Enterprises Project)	3.67	3/7/07	5,945,000 [a]	5,945,000
Revenue Bond Certificate Series
Trust, Revenue (Siena Place)
(GIC; AIG Funding Inc.)	3.90	3/7/07	3,315,000 [a,b]	3,315,000
Texas,
TRAN	4.50	8/31/07	5,000,000	5,019,394
Utah—1.9%
Utah Housing Finance Agency,
MFHR, Refunding (Candlestick
Apartments LLC) (Insured; FNMA
and Liquidity Facility; FNMA)	3.70	3/7/07	6,400,000 [a]	6,400,000
Vermont—.9%
Vermont Economic Development
Authority, Revenue, CP (Economic
Development Capital Program)
(LOC; JPMorgan Chase Bank)	3.70	4/17/07	2,000,000	2,000,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Capital Asset Financing
Program) (LOC; M&T Bank)	3.74	3/7/07	880,000 [a]	880,000
Virginia—2.5%
Hanover County Industrial
Development Authority, IDR
(Iron and Metal Company
Project) (LOC; Branch Banking
and Trust Company)	3.78	3/7/07	3,265,000 [a]	3,265,000
Patrick County Industrial
Development Authority, IDR
(Narroflex Inc. Project) (LOC;
HSBC Bank USA)	3.80	3/7/07	3,710,000 [a]	3,710,000
Roanoke Industrial Development
Authority, IDR (Virginia
Transformer Corporation)
(LOC; SunTrust Bank)	3.81	3/7/07	1,290,000 [a]	1,290,000
Washington—5.0%
Port Chehalis Industrial
Development Corporation,
Revenue (JLT Holding LLC
Project) (LOC; Key Bank)	3.79	3/7/07	2,855,000 [a]	2,855,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Washington (continued)
Washington Housing Finance
Commission, MFHR (The Vintage
at Everett Senior Living
Project) (Insured; FNMA and
Liquidity Facility; FNMA)	3.72	3/7/07	5,250,000 [a]	5,250,000
Washington Housing Finance
Commission, MFHR, Refunding
(Avalon Ridge Apartments
Project) (Collateralized; FNMA)	3.72	3/7/07	8,755,000 [a]	8,755,000
Wisconsin—.9%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Project)
(LOC; Bank One)	3.69	3/7/07	3,190,000 [a]	3,190,000
Wyoming—3.6%
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC;
Citibank NA)	3.80	11/30/07	7,000,000	7,000,000
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC; Citigroup
Global Market Holdings)	3.80	11/30/07	5,000,000	5,000,000

Total Investments (cost $335,346,209)			99.7%	335,346,209
Cash and Receivables (Net)			.3%	1,173,915
Net Assets			100.0%	336,520,124

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities amounted to $85,670,000 or 25.5% of net assets.

16

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%) †

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	84.3
AAA,AA,A [c]		Aaa,Aa,A [c]		AAA,AA,A [c]	1.7
Not Rated [d]		Not Rated [d]		Not Rated [d]	14.0
					100.0

†	Based on total investments.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	335,346,209	335,346,209
Interest receivable		2,270,130
Prepaid expenses		27,522
		337,643,861

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		95,162
Cash overdraft due to Custodian		870,330
Payable for shares of Common Stock redeemed		101,427
Accrued expenses		56,818
		1,123,737

Net Assets ($)		336,520,124

Composition of Net Assets ($):
Paid-in capital		336,527,055
Accumulated net realized gain (loss) on investments		(6,931)

Net Assets ($)		336,520,124

Shares Outstanding
(3 billion shares of $.001 par value Common Stock authorized)		336,527,055
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS Six Months Ended February 28, 2007 (Unaudited)
Investment Income ($):
Interest Income	6,383,195
Expenses:
Management fee—Note 2(a)	871,569
Shareholder servicing costs—Note 2(b)	87,867
Professional fees	27,190
Custodian fees	16,698
Registration fees	12,109
Directors’ fees and expenses—Note 2(c)	9,013
Prospectus and shareholders’ reports	5,468
Miscellaneous	14,559
Total Expenses	1,044,473
Less—reduction in management fee
due to undertaking—Note 2(a)	(260,061)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(3,866)
Net Expenses	780,546
Investment Income—Net	5,602,649

Net Realized Gain (Loss) on Investments—Note 1b ($)	(594)
Net Increase in Net Assets Resulting from Operations	5,602,055

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006

Operations ($):
Investment income—net	5,602,649	10,035,730
Net realized gain (loss) on investments	(594)	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,602,055	10,035,730

Dividends to Shareholders from ($):
Investment income—net	(5,602,649)	(10,035,730)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	84,200,628	205,775,507
Dividends reinvested	5,386,181	9,686,729
Cost of shares redeemed	(116,296,945)	(273,218,253)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(26,710,136)	(57,756,017)
Total Increase (Decrease) in Net Assets	(26,710,730)	(57,756,017)

Net Assets ($):
Beginning of Period	363,230,854	420,986,871
End of Period	336,520,124	363,230,854

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 28, 2007		Year Ended August 31,

	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.016	.028	.016	.007	.009	.013
Distributions:
Dividends from
investment income—net	(.016)	(.028)	(.016)	(.007)	(.009)	(.013)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.25[a]	2.82	1.64	.67	.87	1.36

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[a]	.61	.60	.60	.61	.60
Ratio of net expenses
to average net assets	.45[a]	.44	.44	.44	.45	.45
Ratio of net investment
income to average net assets	3.21[a]	2.76	1.63	.67	.87	1.35

Net Assets, end of period
($ x 1,000)	336,520	363,231	420,987	448,827	383,146	415,962

[a] Annualized.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Municipal Money Market Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series including the fund. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, fund valuation and

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investment represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash

24

balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $6,337 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2006. If not applied, the carryover expires in fiscal 2007.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2006 were all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At February 28, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken, until such time as it gives shareholders at least 90 days’ notice to the contrary, to reduce the management fee paid by the fund, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .45% of the value of the fund’s average daily net assets.The Manager has committed to continue this undertaking at least until August 31, 2007. The reduction in management fee, pursuant to the undertaking, amounted to $260,061 during the period ended February 28, 2007.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries

26

regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2007, the fund was charged $67,021 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2007, the fund was charged $14,348 pursuant to the transfer agency agreement.

During the period ended February 28, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $123,158, chief compliance officer fees $2,726 and transfer agency per account fees $4,800, which are offset against an expense reimbursement currently in effect in the amount of $35,522.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 27

PROXY RESULTS ( U n a u d i t e d )

Dreyfus Municipal Funds, Inc. held a special meeting of shareholders on September 20, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	Votes For		Authority Withheld

To elect Board Members:
David W. Burke	150,813,258		62,738,133
Hodding Carter III †	150,777,732		62,773,659
Ehud Houminer †	151,752,499		61,798,891
Richard C. Leone †	152,406,193		61,145,197
Hans C. Mautner †	151,637,818		61,913,572
Robin A. Melvin †	151,722,322		61,829,069
John E. Zuccotti †	152,359,988		61,191,403

† Each new Board member’s term commenced on January 1, 2007. David W. Burke was a Board member prior to
September 20, 2006, and continues to serve as such.
In addition to David W. Burke, Gordon J. Davis, Joseph S. DiMartino, Joni Evans,Arnold S. Hiatt and Burton N
Wallack continue as Board members of Dreyfus Municipal Funds, Inc.

28

For	More	Information

Dreyfus BASIC
Municipal Money
Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DBMXX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Dreyfus BASIC
New Jersey Municipal
Money Market Fund

SEMIANNUAL REPORT February 28, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
19	Financial Highlights
20	Notes to Financial Statements
25	Proxy Results

FOR MORE INFORMATION

Back Cover

Dreyfus BASIC
New Jersey Municipal
Money Market Fund

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC New Jersey Municipal Money Market Fund, covering the six-month period from September 1, 2006, through February 28, 2007.

The reporting period proved to be a good time for the financial markets, as market rallies helped stocks and bonds achieve positive absolute returns. A number of factors contributed to the markets’ gains, including a more moderate economic expansion, strong business conditions, subdued inflation, stabilizing interest rates and robust investor demand for most asset classes.Although short-term interest rates remained stable over the course of the reporting period, tax-exempt money market instruments continued to provide attractive yields in the wake of the Federal Reserve’s run of 17 consecutive rate hikes between June 2004 and June 2006.

In our analysis, the reporting period provided an excellent reminder of the need for a long-term investment perspective. Adopting too short a time frame has proved costly for some investors recently, as reducing allocations to stocks and bonds generally meant missing rallies. Indeed, history shows that reacting to near-term developments with extreme shifts in strategy rarely is the right decision. We believe that a better course is to set a portfolio mix to meet future goals while working through short-term market volatility and limiting income tax liabilities. Tax-exempt money market funds have continued to play an important role in that mix, providing preservation of capital and relatively high taxable-equivalent yields.As always, we encourage you to talk with your finanical advisor to help ensure that your portfolio remains aligned with your current financial needs and future investment goals.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus BASIC New Jersey Municipal Money Market Fund perform during the period?

For the six-month period ended February 28, 2007, the fund produced an annualized yield of 3.21% . Taking into account the effects of compounding, the fund also produced an annualized effective yield of 3.25% ..1

Yields of tax-exempt money market securities stabilized along with short-term interest rates during the reporting period as economic growth moderated and inflationary pressures diminished.

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state personal income taxes.The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing this investment approach, we employ two primary strategies. First, we attempt to add value by constructing a diverse portfolio of high-quality, tax-exempt money market instruments from New Jersey exempt issuers. Second, we actively manage the fund’s average maturity in anticipation of what we believe are interest-rate trends and supply-and-demand changes in New Jersey’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average weighted maturity of the fund, which should position the fund to purchase new securities with higher yields, if higher yields materialize as a result of the increase in supply.Yields tend to rise when there is an increase in new-issue supply competing for investor

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

interest. New securities are generally issued with maturities in the one-year range, which if purchased, would tend to lengthen the fund’s average weighted maturity. If we anticipate limited new-issue supply, we may extend the fund’s average maturity to maintain then-current yields for as long as we deem practical.At other times, we typically try to maintain an average weighted maturity that reflects our view of short-term, interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund’s performance?

The reporting period stood in stark contrast to the six months that preceded it. In the months leading up to the start of the reporting period, the U.S. economy was growing robustly, inflationary pressures were intensifying and the Federal Reserve Board (the “Fed”) continued to raise short-term interest rates in the tightening campaign that began in June 2004.These conditions changed significantly during the reporting period, when weakness in the housing and automotive sectors caused the rate of economic growth to moderate. At the same time, energy prices retreated from the record highs established during the summer of 2006, helping to relieve inflationary pressures. The Fed responded to these developments by refraining from further rate hikes as it evaluated the impact of its previous policy moves on the economy and inflation. As a result, tax-exempt money market yields generally stabilized, particularly at the shorter end of the market’s maturity range.

Although the growing U.S. economy has benefited New Jersey along with most other states, the Garden State continues to face fiscal challenges. Projected proceeds from last year’s increase in the state sales tax are unlikely to bridge future budget gaps caused by the rising costs of employee benefits, pensions, school aid and debt service. In his proposed budget for the 2008 fiscal year, Governor Corzine has suggested bridging the gap by selling or leasing state assets. Meanwhile, a relatively ample supply of municipal money market instruments was readily absorbed by rising investor demand during the reporting period.

As inflation-related concerns ebbed, yields of longer-term municipal securities fell while those of shorter-dated municipal money market

4

securities remained stable.This left little difference in the yields of tax-exempt securities with maturities between six months and four years. In this environment, we generally maintained the fund’s weighted average maturity in a range we considered to be slightly longer than industry averages. We found opportunities for relatively attractive yields from smaller blocks of notes from New Jersey municipalities and school districts.As of the end of the reporting period, the fund’s holdings were “laddered” to mature in stages out to one year.This strategy is designed to help protect the fund’s yield while ensuring that cash remains available for redemptions and new investments.

What is the fund’s current strategy?

Recent Fed comments, mixed economic data and signs of subdued inflation suggest to us that the Fed is unlikely either to raise or lower short-term interest rates over the foreseeable future. While we have maintained the fund’s slightly longer-than-average duration position, we may lengthen its weighted average maturity further to take advantage of seasonal opportunities for higher yields that usually arise around the time income tax payments come due.

March 15, 2007

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until such time as shareholders are given at least 90 days’ notice to the contrary, and which Dreyfus has committed to continue until at least August 31, 2007. Had these expenses not been absorbed, the fund’s annualized yield would have been 3.02% and the fund’s annualized effective yield would have been 3.07%.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC New Jersey Municipal Money Market Fund from September 1, 2006 to February 28, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2007

Expenses paid per $1,000 †	$ 2.20
Ending value (after expenses)	$1,016.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2007

Expenses paid per $1,000 †	$ 2.21
Ending value (after expenses)	$1,022.61

† Expenses are equal to the fund’s annualized expense ratio of .44%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS February 28, 2007 (Unaudited)
Short-Term	Coupon	Maturity	Principal
Investments—99.5%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey—91.9%
Avalon Borough,
GO Notes (Insured; FSA)	5.25	9/1/07	100,000	101,000
Camden County,
GO Notes, Refunding (Insured;
FSA)	4.00	6/1/07	100,000	100,069
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(Cooper Health System
Obligated Group Issue) (LOC;
Commerce Bank N.A.)	3.75	3/7/07	6,000,000 [a]	6,000,000
Cherry Hill Township,
GO Notes, Refunding	4.60	7/15/07	100,000	100,326
Cranford Township,
BAN	4.00	1/4/08	1,000,000	1,002,445
Deptford Township,
GO Notes, BAN	4.50	7/20/07	1,000,000	1,002,227
Egg Harbor,
GO Notes, BAN	4.50	6/1/07	1,500,000	1,502,190
Essex County,
GO Notes, Refunding
(Insured; FGIC)	6.00	11/15/07	150,000	152,381
Hammonton,
GO Notes, BAN	4.00	1/11/08	1,000,000	1,002,502
High Bridge Borough,
BAN	4.50	7/27/07	1,272,700	1,275,327
Irvington Township,
GO Notes, BAN	4.50	3/15/07	1,000,000	1,000,318
Jackson Township,
Special Emergency Notes	4.25	12/21/07	1,200,000	1,205,135
Lenape Regional High School
District Board of Education,
GO Notes (Insured; FGIC)	5.00	4/1/07	140,000	140,132
Long Branch,
BAN	4.00	2/26/08	1,238,000	1,240,947
Lower Municipal Township Utilities
Authority, Project Note	4.25	2/27/08	1,000,000	1,004,784
Manalapan-Englishtown Regional
School District Board of
Education, GO Notes	5.00	5/1/07	100,000	100,211

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Mantua Township Board of
Education, GO Notes (Insured; MBIA)	5.70	3/1/07	200,000	200,000
Mercer County Improvement
Authority, Revenue (Children’s
Home Society Project) (LOC;
Wachovia Bank)	3.73	3/7/07	935,000 [a]	935,000
Morris Plains School District,
Temporary Notes	4.50	5/2/07	1,025,000	1,025,962
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.00	6/15/07	260,000	260,959
New Jersey,
COP (Equipment Lease Purchase
Agreement) (Insured; AMBAC)	4.50	6/15/07	200,000	200,451
New Jersey,
GO Notes (Liquidity Facility;
JPMorgan Chase Bank)	3.69	3/7/07	2,500,000 [a,b]	2,500,000
New Jersey,
GO Notes, Refunding	5.00	7/15/07	600,000	602,863
New Jersey,
GO Notes, Refunding	4.50	8/1/07	150,000	150,490
New Jersey,
GO Notes, Refunding	5.00	8/1/07	100,000	100,517
New Jersey Building Authority,
State Building Revenue	5.00	6/15/07	135,000	135,885
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	4.15	3/7/07	600,000 [a]	600,000
New Jersey Economic Development
Authority, EDR (ARND LLC
Project) (LOC; Comerica Bank)	3.80	3/7/07	3,500,000 [a]	3,500,000
New Jersey Economic Development
Authority, EDR (Challenge
Printing Project) (LOC;
Wachovia Bank)	3.78	3/7/07	1,000,000 [a]	1,000,000
New Jersey Economic Development
Authority, EDR (Hathaway
Association LLC Project) (LOC;
Wachovia Bank)	3.78	3/7/07	2,030,000 [a]	2,030,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Economic Development
Authority, EDR (Park Lane
Associates Project) (LOC;
Wachovia Bank)	3.78	3/7/07	540,000 [a]	540,000
New Jersey Economic Development
Authority, EDR (Parke Place
Associates Project) (LOC;
Commerce Bank N.A.)	3.80	3/7/07	5,700,000 [a]	5,700,000
New Jersey Economic Development
Authority, EDR (RCC Properties
LLC Project) (LOC; Wachovia
Bank)	3.78	3/7/07	1,705,000 [a]	1,705,000
New Jersey Economic Development
Authority, EDR (Saint Peters
Preparatory School) (LOC;
Wachovia Bank)	3.73	3/7/07	720,000 [a]	720,000
New Jersey Economic Development
Authority, EDR (Stamato Realty
LLC Project) (LOC; Comerica
Bank)	3.72	3/7/07	3,215,000 [a]	3,215,000
New Jersey Economic Development
Authority, EDR (United Window
and Door Manufacturing Inc.)
(LOC; Wachovia Bank)	3.78	3/7/07	160,000 [a]	160,000
New Jersey Economic Development
Authority, EDR (Wearbest
Sil-Tex Mills Project) (LOC;
The Bank of New York)	3.63	3/7/07	1,125,000 [a]	1,125,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
Wachovia Bank)	3.78	3/7/07	500,000 [a]	500,000
New Jersey Economic Development
Authority, IDR (CST Products,
LLC Project) (LOC; National
Bank of Canada)	3.76	3/7/07	3,000,000 [a]	3,000,000
New Jersey Economic Development
Authority, IDR (Pennwell
Holdings LLC Project) (LOC;
Wachovia Bank)	3.78	3/7/07	2,500,000 [a]	2,500,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (Four
Woodbury Mews Project) (LOC;
Bank of America)	3.76	3/7/07	5,000,000 [a]	5,000,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;
Wachovia Bank)	3.58	3/7/07	1,200,000 [a]	1,200,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wachovia Bank)	3.78	3/7/07	2,370,000 [a]	2,370,000
New Jersey Economic Development
Authority, Revenue (Oak Hill
Academy Project) (LOC;
Wachovia Bank)	3.73	3/7/07	1,900,000 [a]	1,900,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Gloucester Marine Terminal
Project) (Liquidity Facility;
Goldman Sachs Group Inc. and
LOC; Goldman Sachs Group Inc.)	3.75	3/7/07	3,100,000 [a,b]	3,100,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride,
L.P. Project) (LOC; Wachovia
Bank)	3.73	3/7/07	2,700,000 [a]	2,700,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	6/15/07	100,000	100,442
New Jersey Economic Development
Authority, Thermal Energy
Facilites Revenue (Thermal
Energy Limited Partnership I
Project) (LOC; Bank One)	3.57	3/7/07	2,500,000 [a]	2,500,000
New Jersey Educational Facilities
Authority, Dormitory Safety
Trust Fund Revenue	5.00	3/1/07	425,000	425,000
New Jersey Educational Facilities
Authority, Refunding (Higher
Education Facilities Trust Fund)	5.00	9/1/07	1,390,000	1,399,215

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Environmental
Infrastructure Trust,
Wastewater Treatment Insured
Revenue, Refunding (Financing
Program) (Insured; AMBAC)	5.00	3/1/07	500,000	500,000
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA)	5.20	10/1/07	100,000	100,546
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Dexia
Credit Locale)	3.55	3/7/07	525,000 [a]	525,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Dexia
Credit Locale)	3.55	3/7/07	5,165,000 [a]	5,165,000
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/07	520,000	522,377
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/07	100,000 [c]	102,435
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/07	200,000 [c]	204,869
New Providence,
BAN	4.00	2/22/08	1,180,000	1,182,778
Newark Housing Authority,
MFHR (Liquidity Facility;
Merrill Lynch)	3.76	3/7/07	923,000 [a,b]	923,000
Northvale,
GO Notes, BAN	4.35	2/20/08	185,500	186,368
Ocean City Board of Education,
GO Notes (School Bonds)
(Insured; FGIC)	4.75	4/1/07	470,000	470,404
Ocean Township,
GO Notes, BAN	3.75	11/8/07	1,000,000	1,000,331
Ocean Township,
GO Notes, BAN	4.00	12/6/07	1,850,750	1,854,853
Oceanport,
GO Notes, BAN	4.50	5/31/07	572,700	573,526

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Passaic County,
GO Notes, Refunding (Insured;
FGIC)	6.00	9/1/07	200,000	202,280
Passaic County Utilities
Authority, Solid Waste System
Project Notes, Refunding	4.25	2/21/08	1,000,000	1,004,708
Port Authority of New York and New
Jersey (Consolidated Bonds,
120th Series) (Insured; MBIA)	5.75	10/15/07	1,000,000	1,012,481
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured; FGIC
and Liquidity Facility; Dexia
Credit Locale)	3.70	3/7/07	1,740,000 [a,b]	1,740,000
Port Authority of New York and New
Jersey, Transit Revenue
(Putters Program) (Insured;
CIFG and Liquidity Facility;
JPMorgan Chase Bank)	3.75	3/7/07	1,750,000 [a,b]	1,750,000
Ringwood Borough,
GO Notes, BAN	4.00	11/9/07	817,500	819,136
Somerset County,
GO Notes	4.38	12/1/07	100,000	100,493
Sussex County Municipal Utilities
Authority, Project Notes	4.50	12/28/07	1,000,000	1,006,379
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.70	3/7/07	6,250,000 [a,b]	6,250,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.71	3/7/07	4,600,000 [a,b]	4,600,000
West Deptford Township,
GO Notes, BAN	4.25	9/20/07	1,430,000	1,434,219

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Wildwood Crest,
GO Notes, BAN	4.00	3/7/08	1,000,000 d	1,002,400
Wood-Ridge Borough,
GO Notes, BAN	4.25	2/22/08	1,000,000	1,004,534
Woodbridge Township,
GO Notes (Sewer Utility)
(Insured; FGIC)	5.25	7/1/07	100,000	100,526
U.S. Related—7.6%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citigroup Global
Market Holding and LOC;
Citigroup Global Market
Holding)	3.70	3/7/07	7,800,000 [a,b]	7,800,000
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Financing Authority,
Environmental Control Facilities
Revenue (Bristol-Myers
Squibb Company Project)	3.70	3/7/07	900,000 [a]	900,000

Total Investments (cost $114,070,421)			99.5%	114,070,421

Cash and Receivables (Net)			.5%	525,835

Net Assets			100.0%	114,596,256

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities amounted to $28,663,000 or 25.0% of net assets.
[c] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[d] Purchased on a delayed delivery basis.

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

14

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%)†

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	47.8
AAA,AA,Ae	Aaa,Aa,Ae	AAA,AA,Ae	9.9
Not Rated [f]	Not Rated [f]	Not Rated [f]	42.3
			100.0
†	Based on total investments.
[e]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[f]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	114,070,421	114,070,421
Receivable for investment securities sold		4,422,616
Interest receivable		822,316
Prepaid expenses		8,715
		119,324,068

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		29,890
Cash overdraft due to Custodian		3,667,483
Payable for investment securities purchased		1,002,400
Payable for shares of Common Stock redeemed		8
Accrued expenses		28,031
		4,727,812

Net Assets ($)		114,596,256

Composition of Net Assets ($):
Paid-in capital		114,541,894
Accumulated net realized gain (loss) on investments		54,362

Net Assets ($)		114,596,256

Shares Outstanding
(1 billion shares of $.001 par value Common Stock authorized)		114,541,894
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

16

STATEMENT OF OPERATIONS Six Months Ended February 28, 2007 (Unaudited)
Investment Income ($):
Interest Income	2,065,990
Expenses:
Management fee—Note 2(a)	283,285
Shareholder servicing costs—Note 2(b)	30,950
Professional fees	18,154
Custodian fees	7,326
Registration fees	4,787
Prospectus and shareholders’ reports	4,108
Directors’ fees and expenses—Note 2(c)	3,179
Miscellaneous	10,996
Total Expenses	362,785
Less—reduction in management fee
due to undertaking—Note 2(a)	(107,828)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(6,584)
Net Expenses	248,373
Investment Income-Net	1,817,617

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	54,362
Net Increase in Net Assets Resulting from Operations	1,871,979

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006

Operations ($):
Investment income—net	1,817,617	3,041,654
Net realized gain (loss) on investments	54,362	2,527
Net unrealized appreciation
(depreciation) on investments	—	(1,142)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,871,979	3,043,039

Dividends to Shareholders from ($):
Investment income—net	(1,817,617)	(3,041,654)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	19,500,612	49,938,990
Dividends reinvested	1,750,488	2,940,824
Cost of shares redeemed	(21,899,883)	(48,032,315)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(648,783)	4,847,499
Total Increase (Decrease) in Net Assets	(594,421)	4,848,884

Net Assets ($):
Beginning of Period	115,190,677	110,341,793
End of Period	114,596,256	115,190,677

See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distri-butions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 28, 2007		Year Ended August 31,

	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.016	.027	.016	.007	.009	.014
Distributions:
Dividends from investment
income—net	(.016)	(.027)	(.016)	(.007)	(.009)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.23[a]	2.78	1.59	.71	.89	1.46

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.64[a]	.64	.64	.63	.63	.62
Ratio of net expenses
to average net assets	.44[a]	.45	.45	.44	.45	.45
Ratio of net investment income
to average net assets	3.21[a]	2.75	1.57	.70	.87	1.45

Net Assets, end of period
($ x 1,000)	114,596	115,191	110,342	136,108	142,099	124,846
[a] Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New Jersey Municipal Money Market Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series including the fund.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, fund valuation and

20

dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value mea-surements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investment represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all

22

open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2006 were all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At February 28, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken, until such time as it gives shareholders at least 90 days’ notice to the contrary, to reduce the management fee paid by the fund, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .45% of the value of the fund’s average daily net assets. The Manager has committed to continue this undertaking at least until August 31, 2007. The reduction in management fee, pursuant to the undertaking, amounted to $107,828 during the period ended February 28, 2007.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended February 28, 2007 the fund was charged $24,925 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2007, the fund was charged $4,413 pursuant to the transfer agency agreement.

During the period ended February 28, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $42,393, chief compliance officer fees $2,726 and transfer agency per account fees $1,430, which are offset against an expense reimbursement currently in effect in the amount of $16,659.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

24

PROXY RESULTS ( U n a u d i t e d )

Dreyfus Municipal Funds, Inc. held a special meeting of shareholders on September 20, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	Votes For		Authority Withheld

To elect Board Members:
David W. Burke	150,813,258		62,738,133
Hodding Carter III †	150,777,732		62,773,659
Ehud Houminer †	151,752,499		61,798,891
Richard C. Leone †	152,406,193		61,145,197
Hans C. Mautner †	151,637,818		61,913,572
Robin A. Melvin †	151,722,322		61,829,069
John E. Zuccotti †	152,359,988		61,191,403

† Each new Board member’s term commenced on January 1, 2007. David W. Burke was a Board member prior to
September 20, 2006, and continues to serve as such.
In addition to David W. Burke, Gordon J. Davis, Joseph S. DiMartino, Joni Evans, Arnold S. Hiatt and Burton N.
Wallack continue as Board members of Dreyfus Municipal Funds, Inc.

The Fund 25

For	More	Information

Dreyfus BASIC
New Jersey Municipal
Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol: DBJXX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Dreyfus Premier
High Yield Municipal
Bond Fund

SEMIANNUAL REPORT February 28, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
20	Financial Highlights
21	Notes to Financial Statements
28	Proxy Results

FOR MORE INFORMATION

Back Cover

Dreyfus Premier
High Yield Municipal
Bond Fund

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier High Yield Municipal Bond Fund, covering the six-month period from September 1, 2006, through February 28, 2007.

Despite a bout of weakness in January 2007, municipal bonds fared relatively well over the course of your fund’s reporting period. Municipal bond prices generally were propelled higher by stabilized short-term interest rates, moderating inflationary pressures and robust demand for tax-exempt securities from non-traditional investors, such as leveraged structured trading accounts and hedge funds.

The U.S. economy has shown signs of a gradual and orderly slowdown, but few analysts currently believe we are headed for a full-blown recession. Over the long term, productivity has increased as modern technologies and efficient business practices helped to limit cyclical inflation pressures around the world. Of more immediate note, a warm winter in the United States and rapidly declining energy prices have mitigated the risks that weakness in the U.S. housing sector might derail business and consumer confidence. As always, your financial consultant can help you identify the investments that may be most likely to help you profit from these trends while managing your income tax liabilities.

For information about the fund’s name change, how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio managers.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

W. Michael Petty and James Welch, Portfolio Managers

How did Dreyfus Premier High Yield Municipal Bond Fund perform relative to its benchmark?

For the six-month period ended February 28, 2007, the fund produced a 4.80% total return.1 In comparison, the fund’s benchmark, the Lehman Brothers Municipal Bond Index, produced a 2.89% total return for the same period.2

High yield municipal bonds continued to benefit during the reporting period from a growing U.S. economy, generally strong business conditions in most industries, robust investor demand for current income and low default rates among high yield issuers.The fund produced a higher return than that of its benchmark, primarily due to the success of our credit research and selection process in tandem with the strong performance of high yield municipals when compared to high-grade municipals.

After the reporting period ended, on March 15, 2007, the fund was renamed Dreyfus Premier High Yield Municipal Bond Fund, and began offering additional classes of shares, Class A and Class C. Outstanding shares were re-classified as Class Z shares and subsequently closed to new investment accounts. The fund’s investment objectives and strategies are unchanged.

What is the fund’s investment approach?

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal. To pursue its goals, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 65% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus.3 Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

“junk” bonds.The fund may invest up to 35% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

We may buy and sell bonds based on credit quality, market outlook and yield potential.When selecting municipal bonds, we may assess the current interest rate environment and the municipal bond’s credit profile and potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, including those that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which sell at a price below their face value, or to “premium” bonds, which sell at a price above their face value.The fund’s allocation to either discount or premium bonds will change with our view of the current interest rate and market environments.We also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

Although the rate of U.S. economic growth began to moderate over the reporting period, the slowdown proved to be relatively mild, leading many analysts to conclude that a full-blown recession is unlikely. At the same time, falling energy prices helped to relieve inflation concerns, and weakness in the automobile and housing sectors did not appear to spread to other industry groups, supporting business conditions and corporate earnings growth for many U.S. companies.

In this favorable economic climate, investors seeking high levels of current income continued to tolerate the risks that lower-rated investments typically entail, and demand for high yield securities remained robust. In fact, a disproportionate share of new money flowing into municipal bond funds was invested in vehicles that focus on lower-rated and unrated securities. These factors caused yield differences between high yield bonds and comparable U.S.Treasury securities to continue to narrow, and high yield bond prices rose.

Despite the market’s apparent enthusiasm for lower-rated municipal bonds, we continued to conduct extensive in-house research into the

4

high yield issuers we considered for investment. Our credit research process attempts to identify income-oriented opportunities from issuers that we determine to have sound credit profiles, including strengths that may not be reflected in the ratings assigned by the major bond-rating agencies.We found a number of such opportunities across a wide array of market sectors, including the education, health care and project finance areas. We also found attractive investment candidates among higher-quality housing-related bonds backed by U.S. government agencies, such as Fannie Mae and Ginnie Mae, which qualify for tax-exempt status. Conversely, we found relatively few opportunities meeting our criteria from housing-related issuers in regions that were relatively hard-hit by falling real estate values, including certain markets in California and Florida.

What is the fund’s current strategy?

Although the high yield municipal bond market encountered some volatility near the end of the reporting period, it was less severe than the turbulence affecting the equity and taxable high yield bond markets. Nonetheless, we are hopeful that any further bouts of heightened volatility may present opportunities to purchase income-oriented credits at relatively attractive prices. In addition, as of the end of the reporting period, the fund’s average credit rating stood at the borderline between high yield and investment grade.

March 16, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	The fund may continue to own investment grade bonds (at the time of purchase) which are subsequently downgraded to below investment grade.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier High Yield Municipal Bond Fund from September 1, 2006 to February 28, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2007

Expenses paid per $1,000 †	$ 6.40
Ending value (after expenses)	$1,048.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2007

Expenses paid per $1,000 †	$ 6.31
Ending value (after expenses)	$1,018.55

† Expenses are equal to the fund’s annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect actual days since inception).

6

STATEMENT OF INVESTMENTS February 28, 2007 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—103.7%	Rate (%)	Date	Amount ($)	Value ($)

Arizona—2.1%

Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000	2,754,813
California—1.7%
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	1,000,000	1,087,500
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	5,710,000	1,135,205
Colorado—9.3%
Arista Metropolitian District,
Special Revenue	6.75	12/1/35	1,000,000	1,084,760
Colorado Educational and Cultural
Facilities Authority, Revenue
(Cerebral Palsy of Colorado Project)	6.25	5/1/36	1,275,000	1,340,713
Colorado Health Facilities
Authority, Revenue (Christian
Living Communities Project)	5.75	1/1/37	2,000,000	2,105,940
Denver City and County,
Special Facilities Airport Revenue
(United Airlines Project)	6.88	10/1/32	880,000	907,280
El Paso County,
SFMR (Collateralized: FNMA
and GNMA)	6.20	11/1/32	1,195,000	1,242,274
Madre Metropolitan District
Number 2, GO	5.50	12/1/36	2,500,000	2,515,900
Murphy Creek Metropolitan District
Number 3, GO Improvement	6.13	12/1/35	1,380,000	1,455,348
Prairie Center Metropolitan
District Number 3, Limited
Property Tax Supported Primary
Improvements Revenue	5.25	12/15/21	1,350,000	1,376,312

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut—1.1%

Mohegan Tribe of Indians of
Connecticut Gaming Authority,
Priority Distribution Payment
Public Improvement Revenue	5.38	1/1/11	1,400,000	1,431,038
District of Columbia—1.7%
District of Columbia Tobacco
Settlement Financing Corp.,
Tobacco Settlement
Asset-Backed Bonds	6.50	5/15/33	620,000	740,410
District of Columbia Tobacco
Settlement Financing Corp.,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/15/46	11,560,000	1,081,785
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	320,000	320,547
Florida—4.3%
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	7.00	7/1/36	4,000,000	4,433,400
Santa Rosa Bay Bridge Authority,
Revenue	0.00	7/1/17	1,000,000	543,150
Santa Rosa Bay Bridge Authority,
Revenue	0.00	7/1/21	1,380,000	591,923
Georgia—2.3%
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	1,880,000	1,937,434
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.63	9/1/30	900,000	981,765
Illinois—4.0%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.00	10/1/33	565,000	590,538
Chicago O’Hare International Airport,
Special Facilities Revenue
(American Airlines Inc. Project)	8.20	12/1/24	1,300,000	1,339,000

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Illinois (continued)

Illinois Educational Facilities
Authority, Student Housing Revenue
(University Center Project)	6.25	5/1/12	1,000,000 [a]	1,129,580
Lombard Public Facilities Corp.,
Conference Center and First
Tier Hotel Revenue	7.13	1/1/36	1,000,000	1,082,130
Quad Cities Regional Economic
Development Authority, MFHR
(Heritage Woods of Moline
SLF Project)	6.00	12/1/41	1,000,000	1,014,640
Indiana—1.6%
Anderson,
EDR and Improvement (Anderson
University Project)	5.00	10/1/28	2,055,000	2,099,861
Iowa—.8%
Coralville,
Annual Appropriation Urban
Renewal Tax Increment Revenue	6.00	6/1/36	1,000,000	1,044,470
Kansas—3.7%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	1,210,000	1,258,957
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	3,345,000	3,555,300
Kentucky—2.2%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	1,070,000	1,144,900
Three Forks Public Properties
Corp., First Mortgage Revenue
(Regional Detention Facility Project)	5.50	12/1/20	1,690,000	1,752,158
Michigan—11.4%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	2,189,574
Detroit,
Sewage Disposal System
Revenue (Insured; FSA)	5.62	7/1/10	10,000,000 [b,c]	10,020,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)

Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	1,000,000	1,108,430
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	1,430,000	1,430,100
Minnesota—1.2%
Cottage Grove,
Subordinate Senior Housing
Revenue (PHS/Cottage
Grove, Inc. Project)	6.00	12/1/46	1,500,000	1,519,305
Missouri—1.4%
Barton County,
HR	5.45	7/1/31	1,000,000	1,032,210
Missouri Housing Development
Commission, SFMR
(Homeownership Loan
Program) (Collateralized:
FNMA and GNMA)	7.50	3/1/31	725,000	759,466
Nebraska—1.0%
Mead Village,
Tax Increment Revenue (E3
Biofuels-Mead, LLC Project)	5.75	1/1/22	1,250,000	1,271,200
New Hampshire—1.6%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Memorial Hospital Issue)	5.25	6/1/36	2,000,000	2,097,740
New Jersey—7.7%
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	1,000,000	1,021,000
New Jersey Economic Development
Authority, First Mortgage
Revenue (Seashore Gardens
Living Center Project)	5.38	11/1/36	850,000	872,840
New Jersey Economic Development
Authority, Retirement
Community Revenue (Seabrook
Village, Inc. Facility)	5.25	11/15/36	2,250,000	2,291,827

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)

New Jersey Economic Development
Authority, Special Facility
Revenue (Continental
Airlines, Inc. Project)	6.25	9/15/29	1,475,000	1,534,162
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	700,000 [a]	818,888
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	10,000,000	1,413,400
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	2,000,000	1,959,680
New Mexico—1.0%
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	1,180,000	1,259,898
New York—4.1%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade
Center Project)	6.25	3/1/15	1,500,000	1,596,570
New York Liberty Development
Corporation, Revenue (National
Sports Museum Project)	6.13	2/15/19	3,500,000	3,704,085
Other State—1.7%
Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000	2,134,440
Pennsylvania—10.5%
Allegheny County Industrial
Development Authority, EIR
(United States Steel Corp. Project)	5.50	11/1/16	1,000,000	1,067,480
Bucks County Industrial
Development Authority,
Retirement Community Revenue
(Ann’s Choice, Inc. Facility)	6.25	1/1/35	1,500,000	1,601,175

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)

Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	6,500,000	6,717,425
Lehman Municipal Trust Receipts
(Pennsylvania Economic
Development Financing
Authority)	7.78	6/1/31	2,000,000 [b,c]	2,102,630
Montgomery County Higher
Education and Health
Authority, First Mortgage
Improvement Revenue
(AHF/Montgomery Inc. Project)	6.88	4/1/36	2,000,000	2,150,200
Rhode Island—1.0%
Central Falls Detention Facility
Corp., Detention Facility
Revenue (The Donald W. Wyatt
Detention Facility)	7.25	7/15/35	1,100,000	1,243,539
South Carolina—2.2%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner
for Tomorrow)	7.08	12/1/28	2,600,000 [b,c]	2,858,063
Tennessee—.8%
The Health, Educational and
Housing Facility Board of the
City of Chattanooga, Revenue
(CDFI Phase 1, LLC Project)	6.00	10/1/35	1,000,000	1,062,280
Texas—13.8%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc. Project)	7.50	12/1/29	2,100,000	2,139,900
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	4,000,000	4,309,640
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement Corp.
Revenue (American Airlines, Inc.)	6.38	5/1/35	1,140,000	1,182,887

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)

Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	5,000,000	5,412,650
Texas Public Finance Authority,
Charter School Finance Corporation,
Education Revenue (Burnham
Wood Charter School Project)	6.25	9/1/36	2,250,000	2,331,270
Willacy County Local Government
Corp., Project Revenue	6.00	3/1/09	2,500,000	2,535,050
Washington—4.0%
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,762,318
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,325,425
Washington Housing Finance
Commission, Nonprofit Revenue
(Skyline at First Hill Project)	5.63	1/1/38	2,000,000	2,064,680
West Virginia—1.4%
The County Commission of Ohio
County, Special District Excise Tax
Revenue (Fort Henry Economic
Opportunity Development
District—The Highlands Project)	5.63	3/1/36	1,740,000	1,828,392
Wisconsin—3.3%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	1,150,000	1,231,604
Badger Tobacco Asset Securitization
Corporation, Tobacco Settlement
Asset-Backed Bonds	8.81	6/1/27	2,850,000 [b,c]	3,052,222
Wyoming—.8%
Sweetwater County,
SWDR (FMC Corp. Project)	5.60	12/1/35	1,000,000	1,069,860
Total Long-Term Municipal Investments
(cost $129,727,493)				134,162,536

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—2.3%	Rate (%)	Date	Amount ($)	Value ($)

Florida—1.2%

Dade County Industrial Development
Authority, PCR, Refunding
(Florida Power and Light
Company Project)	3.65	3/1/07	500,000 [d]	500,000
Sarasota County Public Hospital
Board, HR (Sarasota Memorial
Hospital Project) (Insured; AMBAC)	3.64	3/1/07	975,000 [d]	975,000
Rhode Island—.8%
Providence Housing Authority,
MFHR (Cathedral Square
Apartments I Project)
(LOC; Bank of America)	3.68	3/1/07	1,075,000 [d]	1,075,000
Utah—.3%
Carbon County,
PCR, Refunding (Pacificorp
Projects) (Insured; AMBAC and
Liquidity Facility; The Bank
of New York)	3.63	3/1/07	400,000 [d]	400,000
Total Short-Term Municipal Investments
(cost $2,950,000)				2,950,000

Total Investments (cost $132,677,493)			106.0%	137,112,536
Liabilities, Less Cash and Receivables			(6.0%)	(7,807,817)
Net Assets			100.0%	129,304,719

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities amounted to $18,032,915 or 13.9% of net assets.
[c] Collateral for floating rate borrowings.
[d] Securities payable on demand.Variable interest rate—subject to periodic change.

14

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%) †

AAA		Aaa		AAA	10.7
AA		Aa		AA	2.1
A		A		A	1.6
BBB		Baa		BBB	13.4
BB		Ba		BB	7.5
B		B		B	1.2
CCC		Caa		CCC	3.7
F1		MIG1/P1		SP1/A1	2.4
Not Rated [e]		Not Rated [e]		Not Rated [e]	57.4
					100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	132,677,493	137,112,536
Cash		435,887
Receivable for investment securities sold		2,141,361
Interest receivable		1,833,765
Receivable for shares of Common Stock subscribed		1,141,695
Prepaid expenses		21,150
		142,686,394

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		63,324
Payable for floating rate notes issued		11,725,000
Payable for investment securities purchased		1,250,214
Payable for shares of Common Stock redeemed		211,220
Interest and related expenses payable		103,400
Accrued expenses		28,517
		13,381,675

Net Assets ($)		129,304,719

Composition of Net Assets ($):
Paid-in capital		124,549,475
Accumulated undistributed investment income—net		2,763
Accumulated net realized gain (loss) on investments		317,437
Accumulated net unrealized appreciation
(depreciation) on investments		4,435,044

Net Assets ($)		129,304,719

Shares Outstanding
(100 million shares of $.001 par value shares of Common Stock authorized)		9,496,502
Net Asset Value, offering and redemption price per share—Note 3(d) ($)		13.62

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS Six Months Ended February 28, 2007 (Unaudited)
Investment Income ($):
Interest Income	3,007,101
Expenses:
Management fee—Note 3(a)	302,348
Interest and related expenses	141,705
Shareholder servicing costs—Note 3(b)	131,208
Professional fees	23,190
Registration fees	22,889
Custodian fees—Note 3(b)	4,385
Prospectus and shareholders’ reports	4,370
Directors’ fees and expenses—Note 3(c)	2,679
Loan commitment fees—Note 2	116
Miscellaneous	5,543
Total Expenses	638,433
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(3,195)
Net Expenses	635,238
Investment Income—Net	2,371,863

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	453,257
Net realized gain (loss) on financial futures	(79,206)
Net realized gain (loss)	374,051
Net unrealized appreciation (depreciation) on investments	1,974,298
Net Realized and Unrealized Gain (Loss) on Investments	2,348,349
Net Increase in Net Assets Resulting from Operations	4,720,212

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006 [a]

Operations ($):
Investment income—net	2,371,863	1,728,004
Net realized gain (loss) on investments	374,051	227,809
Net unrealized appreciation
(depreciation) on investments	1,974,298	2,460,746
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,720,212	4,416,559

Dividends to Shareholders from ($):
Investment income—net	(2,369,100)	(1,723,506)
Net realized gain on investments	(288,921)	—
Total Dividends	(2,658,021)	(1,723,506)

Common Stock Transactions ($):
Net proceeds from shares sold	57,351,122	85,669,647
Dividends reinvested	2,068,744	1,333,668
Cost of shares redeemed	(12,507,319)	(9,366,387)
Increase (Decrease) in Net Assets from
Common Stock Transactions	46,912,547	77,636,928
Total Increase (Decrease) in Net Assets	48,974,738	80,329,981

Net Assets ($):
Beginning of Period	80,329,981	—
End of Period	129,304,719	80,329,981
Undistributed investment income—net	2,763	—

Capital Share Transactions (Shares):
Shares sold	4,247,169	6,640,502
Shares issued for dividends reinvested	152,891	102,202
Shares redeemed	(926,240)	(720,022)
Net Increase (Decrease) in Shares Outstanding	3,473,820	6,022,682

[a] From September 30, 2005 (commencement of operations) to August 31, 2006.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006 [a]

Per Share Data ($):
Net asset value, beginning of period	13.34	12.50
Investment Operations:
Investment income—net [b]	.32	.57
Net realized and unrealized
gain (loss) on investments	.32	.82
Total from Investment Operations	.64	1.39
Distributions:
Dividends from investment income—net	(.32)	(.55)
Dividends from net realized gain on investments	(.04)	—
Total Distributions	(.36)	(.55)
Net asset value, end of period	13.62	13.34

Total Return (%)	4.80[c]	11.35[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.27[d]	1.24[d,e]
Ratio of net expenses to average net assets	1.26[d]	1.18[d,e]
Ratio of net investment income
(loss) to average net assets	4.71[d]	4.68[d]
Portfolio Turnover Rate	18.40[c]	74.52[c]

Net Assets, end of period ($ x 1,000)	129,305	80,330

20

[a]	From September 30, 2005 (commencement of operations) to August 31, 2006.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
[d]	Annualized.
[e]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets have been restated.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return. See Note 5.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (‘Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.

On January 29, 2007, the Board of Directors approved, effective March 15, 2007, a change of the fund’s name from “Dreyfus High Yield Municipal Bond Fund” to “Dreyfus Premier High Yield Municipal Bond Fund.” Existing shares were redesignated as Class Z shares and the fund began offering Class A and Class C shares. Class Z shares will be closed to new investors.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

22

Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

On July 13, 2006, the FASB released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are more-likely-than-not of being sustained by the applicable tax authority.Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2006 were as follows: tax exempt income $1,723,506.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other The Manager-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of the borrowings. During the period ended February 28, 2007, the fund did not borrow under the Facility.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

24

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, the fund may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of the fund’s shares. During the period ended February 28, 2007, the fund was charged $111,807 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2007, the fund was charged $13,458 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended February 28, 2007, the fund was charged $4,385 pursuant to the custody agreement.

During the period ended February 28, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $56,798, chief compliance officer fees $2,726 and transfer agency per account fees $3,800.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within thirty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2007, amounted to $61,339,636 and $18,284,578, respectively.

At February 28, 2007, accumulated net unrealized appreciation on investments was $4,435,043, consisting of $4,489,311 gross unrealized appreciation and $54,268 gross unrealized depreciation.

At February 28, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investment).

NOTE 5—Restatement:

Subsequent to the issuance of the August 31, 2006 financial statements, the fund determined that the transfers of certain tax-exempt municipal bond securities by the fund to special purpose bond trusts in connection with participation in inverse floater structures do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140,Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, and should have been accounted for as a secured borrowing.

The correction of the above item resulted in the restatement of the ratio of total and net expenses of the financial highlights table as shown below:

Ratio of Total Expenses	2006

As previously reported	1.06%
As restated	1.24%
Ratio of Net Expenses	2006

As previously reported	1.00%
As restated	1.18%

26

This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value per share or total return.

In addition, the statement of changes in net assets was restated as follows:

	2006	2006
	As Previously Reported	As Restated

Statement of Changes in Net Assets:
Net realized gain (loss) on investments	248,837	227,809
Net unrealized appreciation
(depreciation) on investments	2,439,718	2,460,746

The Fund 27

PROXY RESULTS ( U n a u d i t e d )

Dreyfus Municipal Funds, Inc. held a special meeting of shareholders on September 20, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	Votes For		Authority Withheld

To elect Board Members:
David W. Burke	150,813,258		62,738,133
Hodding Carter III †	150,777,732		62,773,659
Ehud Houminer †	151,752,499		61,798,891
Richard C. Leone †	152,406,193		61,145,197
Hans C. Mautner †	151,637,818		61,913,572
Robin A. Melvin †	151,722,322		61,829,069
John E. Zuccotti †	152,359,988		61,191,403

† Each new Board member’s term commenced on January 1, 2007. David W. Burke was a Board member prior to
September 20, 2006, and continues to serve as such.
In addition to David W. Burke, Gordon J. Davis, Joseph S. DiMartino, Joni Evans,Arnold S. Hiatt and Burton N.
Wallack continue as Board members of Dreyfus Municipal Funds, Inc.

28

For	More	Information

Dreyfus Premier
High Yield Municipal
Bond Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DHYAX	Class C: DHYCX	Class Z: DHMBX

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Dreyfus Premier
Select Intermediate
Municipal Bond Fund

SEMIANNUAL REPORT February 28, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
25	Notes to Financial Statements
33	Proxy Results

FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Select Intermediate
Municipal Bond Fund

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you the last report for Dreyfus Premier Select Intermediate Municipal Bond Fund, covering the six-month period from September 1, 2006, through February 28, 2007.

Despite a bout of weakness in January 2007, municipal bonds fared relatively well over the course of your fund’s reporting period. Municipal bond prices generally were propelled higher by stabilized short-term interest rates, moderating inflationary pressures and robust demand for tax-exempt securities from non-traditional investors, such as leveraged structured trading accounts and hedge funds.

The U.S. economy has shown signs of a gradual and orderly slowdown, but few analysts currently believe we are headed for a full-blown recession. Over the long term, productivity has increased as modern technologies and efficient business practices helped to limit cyclical inflation pressures around the world. Of more immediate note, a warm winter in the United States and rapidly declining energy prices have mitigated the risks that weakness in the U.S. housing sector might derail business and consumer confidence. As always, your financial consultant can help you identify the investments that may be most likely to help you profit from these trends while managing your income tax liabilities.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier Select Intermediate Municipal Bond Fund perform relative to its benchmark?

For the six-month period ended February 28, 2007, the fund produced total returns of 2.35% for Class A shares, 2.10% for Class B shares, 1.96% for Class C shares and 2.55% for Class Z shares.1,2 In comparison, the fund’s benchmark, the Lehman Brothers 7-Year Municipal Bond Index, achieved a total return of 2.17% for the reporting period.3

Municipal bonds fared relatively well during the reporting period as moderating economic growth, stabilizing short-term interest rates and receding inflation concerns helped to support investor sentiment in most fixed-income market sectors. The fund’s Class A and Class Z shares produced higher returns than its benchmark, primarily due to our focus on securities with maturities toward the longer end of the market’s range.

What is the fund’s current strategy?

On March 20, 2007, the fund completed a Plan of Reorganization, following the recommendation of the Board of Directors and the subsequent approval by shareholders,which provided for the tax-free exchange of the fund’s assets in exchange for shares of Dreyfus Premier Select Municipal Bond Fund.The fund has since terminated its operations.

March 21, 2007

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect until such time as it gives shareholders at least 90 days’ prior notice, and which Dreyfus has committed to continue until at least August 31, 2007. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Class Z is not subject to any initial or deferred sales charge.

3 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted, 7-year, tax-exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Select Intermediate Municipal Bond Fund from September 1, 2006 to February 28, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2007

	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 3.41	$ 5.91	$ 7.16	$ 2.21
Ending value (after expenses)	$1,023.50	$1,021.00	$1,019.60	$1,025.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2007

	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 3.41	$ 5.91	$ 7.15	$ 2.21
Ending value (after expenses)	$1,021.42	$1,018.94	$1,017.70	$1,022.61

† Expenses are equal to the fund’s annualized expense ratio of .68% for Class A, 1.18% for Class B, 1.43% for
Class C and .44% for Class Z; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS February 28, 2007 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.5%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—2.1%

Jefferson County Public Building
Authority, LR Warrants
(Insured; AMBAC)	5.13	4/1/17	2,380,000	2,605,100
Alaska—2.5%
Alaska Housing Finance Corp.,
Mortgage Revenue	5.10	6/1/12	940,000	947,464
Alaska Student Loan Corp.,
Education Loan Revenue	5.00	6/1/18	2,000,000	2,142,160
Arizona—2.3%
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured; MBIA)	5.00	12/1/18	2,700,000	2,882,412
Arkansas—2.3%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project)
(Insured; AMBAC)	5.00	12/1/17	1,025,000	1,093,685
University of Arkansas Board of
Trustees, Various Facility
Revenue (Fayetteville Campus)
(Insured; FSA)	5.50	12/1/11	1,610,000 [a]	1,737,834
California—8.3%
California Department of Water
Resources, Power Supply
Revenue (Insured; XLCA)	5.38	5/1/12	3,000,000 [a]	3,282,360
California Public Works Board,
LR (University of California)
(Insured; AMBAC)	5.40	12/1/16	1,000,000	1,032,780
Glendale Community College
District (Election of 2002)
(Insured; FGIC)	0.00	8/1/17	810,000	532,948
Glendale Community College
District (Election of 2002)
(Insured; FGIC)	0.00	8/1/18	1,100,000	691,086
Indian Wells Redevelopment Agency,
Tax Allocation Revenue
(Consolidated Whitewater
Redevelopment Project Area)
(Insured; AMBAC)	5.00	9/1/13	1,050,000 [a]	1,138,284

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)

Indian Wells Redevelopment
Agency, Tax Allocation
Revenue (Consolidated
Whitewater Redevelopment
Project Area)
(Insured; AMBAC)	5.00	9/1/17	475,000	508,725
San Diego Community College
District (Election of 2002)
(Insured; FSA)	5.00	5/1/19	250,000	267,568
San Francisco City and County
Public Utilities Commission,
Water Revenue (Insured; FSA)	5.00	11/1/11	1,590,000 [a]	1,690,186
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; MBIA)	4.75	9/1/16	1,000,000	1,033,180
Colorado—1.8%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000	519,405
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000	618,192
Colorado Water Resources and Power
Development Authority,
Drinking Water Revenue	5.25	9/1/15	1,000,000	1,030,800
Delaware—5.0%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Co. Project)
(Insured; AMBAC)	4.90	5/1/11	5,000,000	5,207,300
Delaware Housing Authority,
Revenue	5.15	7/1/17	890,000	898,206
Florida—13.0%
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program) (Insured; MBIA)	5.50	10/1/17	2,000,000	2,146,640
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,000,000	1,068,690

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)

Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,082,330
Florida State University Financial
Assistance Inc., Educational
and Athletic Facilities
Improvement Revenue
(Insured; AMBAC)	5.00	10/1/18	1,705,000	1,825,816
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project)
(Insured; CIFG)	5.00	10/1/22	1,820,000	1,949,111
Orlando,
Capital Improvement Special
Revenue	4.75	10/1/22	2,875,000	2,928,188
Pace Property Finance Authority
Inc., Utility System
Improvement Revenue
(Insured; AMBAC)	5.13	9/1/12	1,055,000	1,083,263
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13)
(Insured; MBIA)	5.00	8/1/21	2,000,000	2,167,960
University of Central Florida,
COP (UCF Convocation Corp.
Master Lease Program)
(Insured; FGIC)	5.00	10/1/18	1,765,000	1,905,247
Idaho—5.9%
Boise State University,
General Revenue (Insured; MBIA)	5.00	4/1/18	1,215,000	1,321,264
Idaho Housing and Finance
Association, SFMR (Insured;
FHA)	5.55	7/1/16	250,000	254,657
Kootenai County School District
Number 273 (Post Falls)	5.00	8/15/17	1,150,000	1,256,283
Nampa
(Insured; FGIC)	5.00	8/1/18	1,035,000	1,128,398

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Idaho (continued)

Nampa School District Number 131,
GO (Insured; MBIA)	5.00	8/15/22	3,000,000	3,255,030
Illinois—.7%
Southwestern Illinois Development
Authority, Local Government
Program Revenue (Triad
Community Unit School District
Number 2 Project)
(Insured; MBIA)	0.00	10/1/22	1,750,000	912,555
Louisiana—4.3%
Jefferson Parish Hospital Service
District Number 2, HR
(Insured; FSA)	5.25	7/1/11	540,000	562,118
Louisiana Office Facilities Corp.,
LR (Capital Complex Program)
(Insured; AMBAC)	5.50	5/1/15	705,000	754,033
Louisiana Office Facilities Corp.,
LR (Capital Complex Program)
(Insured; MBIA)	5.25	3/1/17	1,500,000	1,553,805
Louisiana Stadium and Exposition
District, Hotel Occupancy Tax
Revenue (Insured; FGIC)	5.25	7/1/09	1,000,000 [a]	1,054,500
Orleans Parish School Board
(Insured; FGIC)	5.20	2/1/14	1,355,000	1,356,518
Maryland—3.6%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Single Family Program)	4.75	4/1/13	800,000	823,584
Maryland Economic Development
Corp., LR (Montgomery County
Wayne Avenue Parking
Garage Project)	5.25	9/15/14	1,295,000	1,394,806
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical Systems)	5.75	7/1/17	2,000,000	2,171,220

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts—3.1%

Massachusetts,
Special Obligation Refunding
Notes (Federal Highway Grant
Anticpation Note Program)
(Insured; FSA)	5.00	12/15/14	3,585,000	3,881,802
Michigan—3.1%
Greater Detroit Resource
Recovery Authority, RRR
(Insured; AMBAC)	6.25	12/13/08	1,000,000	1,044,010
Jonesville Community Schools
(School Bond Loan Fund
Guaranteed) (Insured; MBIA)	5.00	5/1/16	685,000	744,670
Jonesville Community Schools
(School Bond Loan Fund
Guaranteed) (Insured; MBIA)	5.00	5/1/17	720,000	781,135
Lincoln Consolidated School
District (School Bond Loan
Fund Guaranteed)
(Insured; FSA)	5.00	5/1/16	1,155,000	1,255,612
Mississippi—1.5%
Biloxi Public School District,
GO (Insured; FGIC)	5.00	6/15/11	1,145,000	1,199,628
Horn Lake,
Special Assessment (DeSoto
Commons Project)
(Insured; AMBAC)	5.00	4/15/16	625,000	674,712
Missouri—1.3%
Missouri Highway and
Transportation Commission,
State Road Revenue	5.00	2/1/11	1,000,000 [a]	1,049,860
Missouri Housing Development
Commission, MFHR (Insured; FHA)	4.85	12/1/11	545,000	561,192
Montana—4.2%
Montana Facility Finance
Authority, Prerelease Center
Revenue (Alternatives Inc.,
Project) (Insured; XLCA)	5.25	10/1/20	1,080,000	1,199,804

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Montana (continued)

Montana Facility Finance
Authority, Prerelease Center
Revenue (Alternatives Inc.,
Project) (Insured; XLCA)	5.25	10/1/23	1,615,000	1,788,693
Montana State University Board of
Regents of Higher Education,
Facilities Revenue (Insured; AMBAC)	5.00	11/15/18	2,015,000	2,178,880
Nebraska—2.0%
Dodge County School District,
Number 001 Fremont
(Insured; FSA)	5.00	12/15/16	2,240,000	2,433,334
New York—.9%
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.00	1/1/16	1,000,000	1,055,050
North Carolina—1.0%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/08	1,250,000	1,282,738
Ohio—.7%
Cleveland—Cuyahoga County Port
Authority, Development Revenue
(Columbia National Group, Inc.
Project)	5.00	5/15/20	815,000	827,657
Oklahoma—.7%
Oklahoma Development Finance
Authority, Health Facilities
Revenue (Oklahoma Hospital
Association) (Insured; AMBAC)	5.13	6/1/12	785,000	828,638
Oregon—1.9%
Sherwood School District Number
88J, GO (Insured; MBIA)	0.00	6/15/22	2,525,000	1,278,938
Washington County,
Full Faith and Credit
Refunding Obligations	5.00	6/1/19	1,000,000	1,102,930

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania—7.6%

Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/17	4,000,000	4,384,680
Harrisburg Authority,
Office and Parking Revenue	5.75	5/1/08	700,000	708,757
Harrisburg Redevelopment
Authority, Revenue
(Insured; FSA)	0.00	11/1/17	2,750,000	1,785,327
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	1,000,000	1,103,770
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project)
(Insured; XLCA)	5.25	3/15/21	1,210,000	1,337,873
South Carolina—3.4%
Anderson,
Water and Sewer System Revenue
(Insured; MBIA)	5.00	7/1/17	890,000	949,639
Charleston County Airport
District, Airport Systems
Revenue (Insured; XLCA)	5.00	7/1/15	1,950,000	2,106,429
Pickens County School District
(School District Enhance Program)	5.00	5/1/12	1,135,000	1,165,509
Texas—8.0%
Arlington,
Dallas Cowboys Complex Special
Obligations (Tax-Exempt
Special Tax) (Insured; MBIA)	5.00	8/15/16	1,000,000	1,085,620
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	6.00	1/1/15	1,580,000	1,696,699
Barbers Hill Independent School
District, Schoolhouse
(Insured; FGIC)	5.00	2/15/21	1,010,000	1,082,912
Dallas-Fort Worth International
Airport, Joint Improvement
Revenue (Insured; FSA)	5.75	11/1/16	1,735,000	1,932,877

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)

Mesquite Independent School
District, Tax and School
Building (Permanent School
Fund Guaranteed)	0.00	8/15/20	1,000,000	544,310
Midlothian Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	2/15/21	2,000,000	1,055,000
North Harris Montgomery
Community College District
(Insured; FGIC)	5.38	2/15/17	1,000,000	1,068,290
Texas Department of Housing and
Community Affairs, SFMR
(Insured; FSA)	4.80	9/1/20	1,305,000	1,340,888
Virginia—1.7%
Fairfax County Redevelopment and
Housing Authority, LR (James
Lee Community Center)	5.25	6/1/19	1,120,000	1,183,907
Newport News,
GO General Improvement
and GO Water	5.00	11/1/16	855,000	918,073
Washington—2.9%
King County School District Number
405 (Bellevue) (Insured; FGIC)	5.00	12/1/14	1,000,000	1,066,810
Washington Economic Development
Finance Authority, EDR
(Benaroya Research Institute
at Virginia Mason Project)	4.00	6/1/24	2,645,000	2,525,578
West Virginia—1.7%
West Virginia Higher Education
Policy Commission, Revenue
(Higher Education Facilities)
(Insured; FGIC)	5.00	4/1/21	1,000,000	1,068,180
West Virginia Housing Development
Fund, Housing Finance	5.00	11/1/14	1,000,000	1,023,590
Total Long-Term
Municipal Investments
(cost $117,001,287)				120,119,692

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.8%	Rate (%)	Date	Amount ($)	Value ($)

Washington;

Washington Housing Finance
Commission, Nonprofit Revenue,
Refunding (Panorama City
Project) (LOC; Key Bank N.A.)
(cost $1,000,000)	3.67	3/1/07	1,000,000 [b]	1,000,000

Total Investments (cost $118,001,287)			98.3%	121,119,692
Cash and Receivables (Net)			1.7%	2,140,808
Net Assets			100.0%	123,260,500

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Securities payable on demand.Variable interest rate—subject to periodic change.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%)†

AAA	Aaa		AAA	79.5
AA	Aa		AA	12.9
A	A		A	3.8
BBB	Baa		BBB	.7
BB	Ba		BB	1.4
F1	MIG1/P1		SP1/A1	.8
Not Rated [c]	Not Rated [c]		Not Rated [c]	.9
				100.0

†	Based on total investments.
[c]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	118,001,287	121,119,692
Cash		637,097
Interest receivable		1,566,341
Receivable for shares of Common Stock subscribed		23,583
Prepaid expenses		31,678
		123,378,391

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		39,094
Payable for shares of Common Stock redeemed		57,157
Accrued expenses		21,640
		117,891

Net Assets ($)		123,260,500

Composition of Net Assets ($):
Paid-in capital		120,219,735
Accumulated undistributed investment income—net		2,401
Accumulated net realized gain (loss) on investments		(80,041)
Accumulated net unrealized appreciation
(depreciation) on investments		3,118,405

Net Assets ($)		123,260,500

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	22,875,230	1,690,185	4,786,598	93,908,487
Shares Outstanding	1,696,395	125,298	354,809	6,963,602

Net Asset Value Per Share ($)	13.48	13.49	13.49	13.49

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS Six Months Ended February 28, 2007 (Unaudited)
Investment Income ($):
Interest Income	2,823,287
Expenses:
Management fee—Note 3(a)	395,246
Shareholder servicing costs—Note 3(c)	88,994
Registration fees	27,055
Distribution fees—Note 3(b)	22,733
Professional Fees	15,291
Prospectus and shareholders’ reports	14,942
Custodian fees	10,706
Directors’ fees and expenses—Note 3(d)	3,662
Loan commitment fees—Note 2	84
Miscellaneous	14,437
Total Expenses	593,150
Less—reduction in management fee
due to undertaking—Note 3(a)	(230,965)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(9,330)
Net Expenses	352,855
Investment Income—Net	2,470,432

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	56,618
Net unrealized appreciation (depreciation) on investments	662,759
Net Realized and Unrealized Gain (Loss) on Investments	719,377
Net Increase in Net Assets Resulting from Operations	3,189,809

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006

Operations ($):
Investment income—net	2,470,432	4,880,706
Net realized gain (loss) on investments	56,618	(4,791)
Net unrealized appreciation
(depreciation) on investments	662,759	(1,232,421)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,189,809	3,643,494

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(503,314)	(696,710)
Class B shares	(27,977)	(52,894)
Class C shares	(68,802)	(148,321)
Class Z shares	(1,867,938)	(3,846,554)
Net realized gain on investments:
Class A shares	(116,036)	—
Class B shares	(7,410)	—
Class C shares	(19,280)	—
Class Z shares	(387,906)	—
Total Dividends	(2,998,663)	(4,744,479)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	2,931,985	21,735,380
Class B shares	40,291	474,140
Class C shares	142,794	954,056
Class Z shares	2,414,582	11,277,723
Dividends reinvested:
Class A shares	490,532	466,834
Class B shares	18,135	22,664
Class C shares	42,497	72,272
Class Z shares	1,708,151	2,826,875
Cost of shares redeemed:
Class A shares	(9,893,018)	(10,502,850)
Class B shares	(226,964)	(393,707)
Class C shares	(276,156)	(1,201,666)
Class Z shares	(10,056,436)	(13,478,429)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(12,663,607)	12,253,292
Total Increase (Decrease) in Net Assets	(12,472,461)	11,152,307

Net Assets ($):
Beginning of Period	135,732,961	124,580,654
End of Period	123,260,500	135,732,961

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006

Capital Share Transactions:
Class A [a]
Shares sold	217,486	1,632,992
Shares issued for dividends reinvested	35,805	34,971
Shares redeemed	(734,311)	(788,391)
Net Increase (Decrease) in Shares Outstanding	(481,020)	879,572

Class B [a]
Shares sold	2,993	35,499
Shares issued for dividends reinvested	1,344	1,696
Shares redeemed	(16,898)	(29,370)
Net Increase (Decrease) in Shares Outstanding	(12,561)	7,825

Class C
Shares sold	10,571	71,014
Shares issued for dividends reinvested	3,150	5,409
Shares redeemed	(20,488)	(90,046)
Net Increase (Decrease) in Shares Outstanding	(6,767)	(13,623)

Class Z
Shares sold	179,202	843,233
Shares issued for dividends reinvested	126,598	211,745
Shares redeemed	(746,887)	(1,009,491)
Net Increase (Decrease) in Shares Outstanding	(441,087)	45,487

[a]	During the period ended February 28, 2007, there were no shares converted from Class B to Class A shares, and during the period ended Augustl 31, 2006, 4,945 Class B shares representing $66,215, were automatically converted to 4,946 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 28, 2007	Year Ended August 31,

Class A Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.46	13.59	13.59	13.35	13.70
Investment Operations:
Investment income—net [b]	.25	.49	.50	.51	.19
Net realized and unrealized
gain (loss) on investments	.06	(.14)	(.01)	.25	(.32)
Total from Investment Operations	.31	.35	.49	.76	(.13)
Distributions:
Dividends from investment income—net	(.24)	(.48)	(.49)	(.50)	(.22)
Dividends from net realized
gain on investments	(.05)	—	—	(.02)	—
Total Distributions	(.29)	(.48)	(.49)	(.52)	(.22)
Net asset value, end of period	13.48	13.46	13.59	13.59	13.35

Total Return (%) [c]	2.35[d]	2.68	3.65	5.80	(.78)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04[e]	1.05	1.07	1.06	1.04[e]
Ratio of net expenses to average net assets	.68[e]	.69	.69	.70	.70[e]
Ratio of net investment income
to average net assets	3.64[e]	3.70	3.69	3.80	3.82[e]
Portfolio Turnover Rate	8.50[d]	28.39	13.15	27.06	29.19

Net Assets, end of period ($ x 1,000)	22,875	29,307	17,644	7,202	2,671

[a]	From March 31, 2003 (commencement of initial offering) to August 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2007	Year Ended August 31,

Class B Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.47	13.60	13.59	13.36	13.70
Investment Operations:
Investment income—net [b]	.21	.43	.44	.44	.15
Net realized and unrealized
gain (loss) on investments	.07	(.14)	(.01)	.24	(.30)
Total from Investment Operations	.28	.29	.43	.68	(.15)
Distributions:
Dividends from investment income—net	(.21)	(.42)	(.42)	(.43)	(.19)
Dividends from net realized
gain on investments	(.05)	—	—	(.02)	—
Total Distributions	(.26)	(.42)	(.42)	(.45)	(.19)
Net asset value, end of period	13.49	13.47	13.60	13.59	13.36

Total Return (%) [c]	2.10[d]	2.18	3.22	5.18	(.89)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.55[e]	1.57	1.56	1.59	1.59[e]
Ratio of net expenses to average net assets	1.18[e]	1.19	1.19	1.19	1.20[e]
Ratio of net investment income
to average net assets	3.10[e]	3.23	3.21	3.27	3.32[e]
Portfolio Turnover Rate	8.50[d]	28.39	13.15	27.06	29.19

Net Assets, end of period ($ x 1,000)	1,690	1,857	1,769	1,317	221

[a]	From March 31, 2003 (commencement of initial offering) to August 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

22

	Six Months Ended
	February 28, 2007	Year Ended August 31,

Class C Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.47	13.60	13.60	13.36	13.70
Investment Operations:
Investment income—net [b]	.19	.40	.40	.41	.15
Net realized and unrealized
gain (loss) on investments	.07	(.15)	(.01)	.25	(.32)
Total from Investment Operations	.26	.25	.39	.66	(.17)
Distributions:
Dividends from investment income—net	(.19)	(.38)	(.39)	(.40)	(.17)
Dividends from net realized
gain on investments	(.05)	—	—	(.02)	—
Total Distributions	(.24)	(.38)	(.39)	(.42)	(.17)
Net asset value, end of period	13.49	13.47	13.60	13.60	13.36

Total Return (%) [c]	1.96[d]	1.93	2.88	4.99	(1.02)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.78[e]	1.77	1.76	1.79	1.80[e]
Ratio of net expenses to average net assets	1.43[e]	1.44	1.44	1.44	1.45[e]
Ratio of net investment income
to average net assets	2.84[e]	2.98	2.95	3.01	3.07[e]
Portfolio Turnover Rate	8.50[d]	28.39	13.15	27.06	29.19

Net Assets, end of period ($ x 1,000)	4,787	4,870	5,104	4,120	1,293

[a]	From March 31, 2003 (commencement of initial offering) to August 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2007	Year Ended August 31,

Class Z Shares	(Unaudited)	2006	2005	2004	2003 [a]	2002

Per Share Data ($):
Net asset value,
beginning of period	13.46	13.60	13.59	13.36	13.61	13.65
Investment Operations:
Investment income—net [b]	.26	.53	.54	.55	.58	.61
Net realized and unrealized
gain (loss) on investments	.08	(.15)	(.01)	.24	(.23)	.13
Total from Investment Operations	.34	.38	.53	.79	.35	.74
Distributions:
Dividends from
investment income—net	(.26)	(.52)	(.52)	(.54)	(.57)	(.60)
Dividends from net realized
gain on investments	(.05)	—	—	(.02)	(.03)	(.18)
Total Distributions	(.31)	(.52)	(.52)	(.56)	(.60)	(.78)
Net asset value, end of period	13.49	13.46	13.60	13.59	13.36	13.61

Total Return (%)	2.55[c]	2.87	3.99	6.01	2.60	5.62

Ratios/Supplemental Data (%):
Ratio of total expenses to
average net assets	.80[d]	.80	.81	.83	.79	.75
Ratio of net expenses to
average net assets	.44[d]	.44	.44	.45	.45	.45
Ratio of net investment income
to average net assets	3.84[d]	3.97	3.96	4.07	4.24	4.53
Portfolio Turnover Rate	8.50[c]	28.39	13.15	27.06	29.19	12.05

Net Assets, end of period
($ x 1,000)	93,908	99,699	100,064	103,172	134,920	131,013

[a]	The fund commenced offering four classes of shares on March 31, 2003.The existing shares were redesignated
Class Z shares.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Select Intermediate Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers four series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and

26

general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund to not distribute such gain.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are more-likely-than-not of being sustained by the applicable tax authority.Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $136,359 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2006. If not applied, $34,790 of the carryover expires in fiscal 2012, $96,778 expires in fiscal 2013 and $4,791 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2006 were as follows: tax exempt income $4,744,479. The tax character of current year distributions will be determined at the end of the current fiscal year.

28

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended February 28, 2007, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken, until such time as it gives shareholders at least 90 days’ notice to the contrary, to waive receipt of its fees and/or assume the expenses of the fund so that fund expenses, exclusive of shareholder services plan fees, Rule 12b-1 distribution plan fees (as applicable to Class A, Class B and Class C shares), taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, do not exceed an annual rate of .45% of the value of the fund’s average daily net assets.The Manager has committed to continue this undertaking at least until August 31, 2007. The reduction in management fee, pursuant to the undertaking, amounted to $230,965 during the period ended February 28, 2007.

During the period ended February 28, 2007, the Distributor retained $518 from commissions earned on sales of the fund’s Class A shares and $3,867 and $33 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended February 28, 2007, Class B and Class C shares were charged $4,523 and $18,210, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan applicable to Class Z shares, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the average daily net assets attributable to Class Z shares for certain allocated expenses with respect to servicing and/or maintaining Class Z shareholder accounts.The services provided may include personal services relating to Class Z shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2007, Class Z shares were charged $19,853 pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A, Class B and Class C shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2007, Class A, Class B and Class C shares were charged $34,602, $2,262 and $6,070, respectively, pursuant to the Shareholder Services Plan.

30

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2007, the fund was charged $15,007 pursuant to the transfer agency agreement.

During the period ended February 28, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $57,423, shareholder services plan fees $5,879, Rule 12b-1 distribution plan fees $3,413, transfer agency per account fees $4,655 and chief compliance officer fees $2,726, which are offset against an expense reimbursement currently in effect in the amount of $35,002.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2007, amounted to $10,889,339, and $20,447,181, respectively.

At February 28, 2007, accumulated net unrealized appreciation on investments was $3,118,405, consisting of $3,154,932 gross unrealized appreciation and $36,527 gross unrealized depreciation.

NOTE 5—Plan of Reorganization:

At a meeting of the Board of Directors of the fund held on November 6, 2006, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the fund and Dreyfus Premier Select Municipal Bond Fund (the “Acquiring

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fund”). The Agreement provides for the transfer of the fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the fund’s stated liabilities, the distribution of shares of the Acquiring Fund to the fund’s shareholders and the subsequent termination of the fund (the “Reorganization”).The holders of fund shares as of December 15, 2006 approved the Agreement on behalf of the fund at a special meeting of shareholders held on March 1, 2007.The Reorganization took place as of the close of business on March 20, 2007.

32

PROXY RESULTS ( U n a u d i t e d )

Dreyfus Municipal Funds, Inc. held a special meeting of shareholders on September 20, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	Votes For		Authority Withheld

To elect Board Members:
David W. Burke	150,813,258		62,738,133
Hodding Carter III †	150,777,732		62,773,659
Ehud Houminer †	151,752,499		61,798,891
Richard C. Leone †	152,406,193		61,145,197
Hans C. Mautner †	151,637,818		61,913,572
Robin A. Melvin †	151,722,322		61,829,069
John E. Zuccotti †	152,359,988		61,191,403

† Each new Board member’s term commenced on January 1, 2007. David W. Burke was a Board member prior to
September 20, 2006, and continues to serve as such.
In addition to David W. Burke, Gordon J. Davis, Joseph S. DiMartino, Joni Evans,Arnold S. Hiatt and Burton N.
Wallack continue as Board members of Dreyfus Municipal Funds, Inc.

The Fund 33

For	More	Information

Dreyfus Premier
Select Intermediate
Municipal Bond Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Dreyfus Premier
Select Municipal
Bond Fund

SEMIANNUAL REPORT February 28, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
24	Financial Highlights
28	Notes to Financial Statements
36	Proxy Results

FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Select Municipal Bond Fund

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Select Municipal Bond Fund, covering the six-month period from September 1, 2006, through February 28, 2007.

Despite a bout of weakness in January 2007, municipal bonds fared relatively well over the course of your fund’s reporting period. Municipal bond prices generally were propelled higher by stabilized short-term interest rates, moderating inflationary pressures and robust demand for tax-exempt securities from non-traditional investors, such as leveraged structured trading accounts and hedge funds.

The U.S. economy has shown signs of a gradual and orderly slowdown, but few analysts currently believe we are headed for a full-blown recession. Over the long term, productivity has increased as modern technologies and efficient business practices helped to limit cyclical inflation pressures around the world. Of more immediate note, a warm winter in the United States and rapidly declining energy prices have mitigated the risks that weakness in the U.S. housing sector might derail business and consumer confidence.As always, your financial consultant can help you identify the investments that may be most likely to help you profit from these trends while managing your income tax liabilities.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Douglas Gaylor, Portfolio Manager

How did Dreyfus Premier Select Municipal Bond Fund perform relative to its benchmark?

For the six-month period ended February 28, 2007, the fund produced total returns of 2.69% for Class A shares, 2.43% for Class B shares, 2.30% for Class C shares and 2.88% for Class Z shares.1,2 In comparison, the fund’s benchmark, the Lehman Brothers Municipal Bond Index (the “Index”), achieved a total return of 2.89% for the reporting period.3

Municipal bonds fared relatively well during the reporting period as moderating economic growth, stabilizing short-term interest rates and receding inflation concerns helped to support investor sentiment in most fixed-income market sectors.The fund’s Class Z shares produced a return that was in line with the fund’s benchmark, primarily due to our focus on securities with maturities toward the longer end of the market’s range.

What is the fund’s investment approach?

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.

The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but there are no specific requirements with respect to average portfolio maturity.The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus.4 The remaining 35% of the fund’s assets may be invested in municipal bonds with a credit quality lower than A, including high yield (or junk) bonds.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The reporting period stood in stark contrast to the six months that preceded it. In the months leading up to the start of the reporting period, the U.S. economy was growing robustly, inflationary pressures were intensifying and the Federal Reserve Board (the “Fed”) continued to raise short-term interest rates in the tightening campaign that began in June 2004.These conditions changed significantly during the reporting period, when weakness in the housing and automotive sectors caused the rate of economic growth to moderate. At the same time, energy prices retreated from the record highs established during the summer of 2006, helping to relieve inflationary pressures.The Fed responded to these developments by refraining from further rate hikes throughout the reporting period.

The municipal bond market also was supported by supply-and-demand influences, including robust demand for long-term securities from non-traditional investors such as hedge funds and highly leveraged institutional accounts. High levels of investor demand readily absorbed the available supply of newly issued bonds, including a surge of new issuance toward the end of 2006.

As short-term interest rates stabilized and inflation concerns diminished, longer-term bond yields began to fall, resulting in particularly strong performance among longer-term municipal bonds and produc-

4

ing narrower yield differences along the municipal bond market’s maturity range.We reduced the fund’s exposure to shorter-term securities and increased its holdings of longer-term bonds, enabling the fund to participate more fully in the rally at the long end of the yield curve. In addition, newly purchased securities featured longer call dates than the bonds they replaced, further boosting the fund’s sensitivity to declining long-term bond yields.

What is the fund’s current strategy?

After the reporting period, two other Dreyfus funds transferred their assets to the fund, in a tax-free exchange for shares of the fund. We have increased the fund’s focus on income-oriented bonds with maturities in the 20- to 30-year range in an attempt to complement intermediate-term securities that became part of the fund’s portfolio as a result of the asset transfers. In addition, we believe that a focus on longer-term securities remains an appropriate strategy given our expectation that the Fed is likely to remain on hold over the foreseeable future as it continues to evaluate the impact of its previous rate hikes on the economy and inflation.

March 15, 2007
[1]	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect, until such time as it gives shareholders at least 90 days’ prior notice, and which Dreyfus has committed to continue until at least August 31, 2007. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	Class Z is not subject to any initial or deferred sales charge.
[3]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[4]	The fund may continue to own investment grade bonds (at the time of purchase) which are subsequently downgraded to below investment grade.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Select Municipal Bond Fund from September 1, 2006 to February 28, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2007

	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 3.47	$ 5.97	$ 7.22	$ 2.21
Ending value (after expenses)	$1,026.90	$1,024.30	$1,023.00	$1,028.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2007

	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 3.46	$ 5.96	$ 7.20	$ 2.21
Ending value (after expenses)	$1,021.37	$1,018.89	$1,017.65	$1,022.61

† Expenses are equal to the fund’s annualized expense ratio of .69% for Class A, 1.19% for Class B, 1.44% for
Class C and .44% for Class Z; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS February 28, 2007 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—95.7%	Rate (%)	Date	Amount ($)	Value ($)

California—15.2%

California,
GO	5.25	10/1/16	695,000	699,379
California,
GO (Insured; MBIA)	5.25	9/1/10	105,000 [a]	111,034
California,
GO (Veterans) (Insured; FSA)	5.45	12/1/24	2,635,000	2,646,383
California Department of Water
Resources, Power Supply
Revenue (Insured; XLCA)	5.38	5/1/12	4,000,000 [a]	4,376,480
California Public Works Board,
LR (Department of Corrections)
(Insured; AMBAC)	5.25	3/1/21	1,000,000	1,060,410
Corona Redevelopment Agency
Tax Allocation Revenue
(Merger Downtown and Amended
Project Area A) (Insured; FGIC)	5.00	9/1/18	1,520,000	1,635,915
East Bay Municipal Utility
District, Water System Revenue
(Insured; MBIA)	5.00	6/1/21	1,125,000	1,181,846
East Side Union High School
District, GO (County of Santa
Clara, 2002 Election Series)
(Insured; FGIC)	5.00	8/1/18	1,345,000	1,438,316
East Side Union High School
District, GO (County of Santa
Clara, 2002 Election Series)
(Insured; FGIC)	5.00	8/1/19	1,410,000	1,507,826
Fullerton Joint Union High School
District (Insured; FSA)	5.00	8/1/18	760,000	799,809
Glendale Community College
District (Insured; FGIC)	0.00	8/1/20	1,200,000	690,432
Glendale Community College
District (Insured; FGIC)	0.00	8/1/21	1,520,000	836,912
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/26	2,575,000	1,126,846
Glendora Unified School District,
GO (Insured; FGIC)	0.00	8/1/27	2,000,000	833,760
Nevada Joint Union High School
District, GO (Nevada and Yuba
Counties) (Insured; FSA)	5.00	8/1/22	1,160,000	1,221,816

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)

Placer Union High School District
(Insured; FSA)	0.00	8/1/27	4,110,000	1,713,377
Placer Union High School District
(Insured; FSA)	0.00	8/1/28	4,000,000	1,594,240
San Jose
(Library Parks and Public
Safety Projects)	5.00	9/1/19	1,575,000	1,674,981
San Juan Unified School District
(Insured; MBIA)	5.25	8/1/19	1,295,000	1,409,193
San Juan Unified School District
(Insured; MBIA)	5.25	8/1/20	1,425,000	1,550,657
Tustin Unified School District,
Special Tax (Senior Lien
Community Facilities Disctrict
97) (Insured; FSA)	0.00	9/1/21	1,615,000	886,151
Walnut Valley Unified School
District (Insured; FGIC)	6.50	8/1/19	1,765,000	1,787,010
Colorado—4.1%
Colorado Health Facilities
Authority, Revenue (Porter
Place, Inc. Project)
(Collateralized; GMNA)	5.88	1/20/20	1,940,000	2,058,437
Northwest Parkway Public Highway
Authority, Senior Revenue
(Insured; FSA)	0.00	6/15/26	10,000,000	3,359,500
Prairie Center Metropolitan
District Number 3, Limited
Property Tax Supported Primary
Improvements Revenue	5.40	12/15/31	2,750,000	2,806,595
Delaware—4.9%
Delaware Economic Development
Authority, PCR (Delmarva
Power and Light Company
Project) (Insured; AMBAC)	5.20	2/1/19	6,000,000	6,350,700
Delaware Housing Authority,
Revenue	5.40	7/1/24	1,280,000	1,318,694
Wilmington,
MFHR (GNMA Collateralized
Mortgage Loan-Market Street
Mews Project)	5.45	9/20/22	2,000,000	2,100,880

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida—5.3%

Florida Intergovernmental Finance
Commission, Capital Revenue
(Insured; AMBAC)	5.13	2/1/31	3,500,000	3,644,200
Julington Creek Plantation
Community Development
District, Special Assessment
Revenue (Insured; MBIA)	4.50	5/1/36	1,000,000	1,007,800
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	1,000,000	1,073,290
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13)
(Insured; MBIA)	5.00	8/1/26	1,955,000	2,104,812
South Indian River Water Control
District, Special Assessment
Revenue Improvement (Unit of
Development RI-13)
(Insured; MBIA)	5.00	8/1/31	1,000,000	1,070,150
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/19	1,525,000	1,651,773
Georgia—1.3%
Atlanta,
Water and Wastewater Revenue
(Insured; FGIC)	5.50	11/1/18	1,200,000	1,365,924
Bulloch County Development
Authority, Student Housing LR
(Georgia Southern University
Project) (Insured; AMBAC)	5.00	8/1/18	970,000	1,027,773
De Kalb County Housing Authority,
MFHR (Longleaf Apartments
Project) (Collateralized; GNMA)	5.45	10/20/24	154,000	154,385
Idaho—6.2%
Boise State University,
Student Union and Housing
System Revenue
(Insured; AMBAC)	5.00	4/1/17	1,015,000	1,080,650

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Idaho (continued)

Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/12	5,000 [a]	5,386
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/12	2,955,000 [a]	3,189,095
Boise State University,
Student Union and Housing
System Revenue (Insured; FGIC)	5.38	4/1/22	40,000	42,795
Caldwell,
Parity Lien Sewer Revenue
(Insured; FSA)	5.75	9/1/18	2,625,000	2,842,586
Canyon County School District
Number 132 (Caldwell) GO
School (Insured; MBIA)	5.25	7/30/16	1,405,000	1,511,063
Idaho Housing and Finance
Association, SFMR	5.63	7/1/15	380,000	385,084
Idaho Housing and Finance
Association, SFMR	4.90	1/1/26	2,000,000	2,024,940
Idaho Housing and Finance
Association, SFMR	4.80	1/1/28	1,400,000	1,414,770
Illinois—.5%
Southwestern Illinois Development
Authority, Local Government
Program Revenue (Triad
Community Unit School District
Number 2 Project) (Insured; MBIA)	0.00	10/1/25	2,000,000	910,120
Kentucky—.8%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union College
Energy Conservation Project)	5.25	9/1/26	1,500,000	1,551,615
Louisiana—3.0%
Louisiana Office Facilities Corp.,
LR (Capital Complex Program)
(Insured; MBIA)	5.25	3/1/17	3,000,000	3,107,610
Orleans Parish School Board
(Insured; FGIC)	5.20	2/1/14	3,000,000	3,003,360

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maine—2.2%

Maine Housing Authority
(Mortgage Purchase)	5.35	11/15/21	4,290,000	4,453,406
Maryland—6.2%
Hyattsville,
Special Obligation Revenue
(University Town Center Project)	5.60	7/1/24	1,500,000	1,593,450
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	1,860,000	1,898,855
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue (Single Family Program)	4.75	4/1/13	2,090,000	2,151,613
Maryland Health and Higher
Educational Facilities
Authority, FHA Insured
Mortgage Revenue (Western
Maryland Health System Issue)
(Insured; MBIA)	4.63	1/1/27	1,500,000	1,533,045
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Johns
Hopkins Medical Institutions
Utilities Program Issue)	5.00	5/15/37	5,000,000	5,309,050
Massachusetts—1.5%
Massachusetts Development Finance
Agency, Revenue (Credit
Housing-Chelsea Homes)	5.00	12/15/24	1,200,000	1,235,436
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	1,700,000	1,755,012
Massachusetts Housing Finance
Agency, SFHR	7.13	6/1/25	50,000	50,068
Michigan—1.0%
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	1,000,000	1,159,920

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)

Michigan Municipal Bond Authority,
Revenue (Local Government Loan
Program) (Insured; FGIC)	6.13	12/1/18	750,000	751,553
Minnesota—1.0%
Minnesota Housing Finance Agency,
Residential Housing
Finance Revenue	4.75	7/1/32	2,000,000 [b]	2,018,680
Mississippi—1.2%
Mississippi Development Bank,
Special Obligation Revenue
(Covington County
Hospital/Nursing Home Project)
(Insured; AMBAC)	5.00	7/1/27	1,000,000	1,078,470
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)
(Insured; AMBAC)	5.00	11/1/20	1,315,000	1,408,733
Missouri—5.0%
Curators of the University of
Missouri, System Facilities
Revenue	5.00	11/1/21	1,605,000	1,718,024
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	1,520,000	1,591,151
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	1,345,000	1,389,520
Missouri Housing Development
Commission, SFMR (Homeownership
Loan Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.00	9/1/37	2,500,000	2,585,175
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/25	1,265,000	1,356,042

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Missouri (continued)

Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC)	5.00	2/15/26	1,325,000	1,418,293
Montana—.9%
Montana Board of Housing,
SFMR	5.60	12/1/23	1,870,000	1,899,789
Nebraska—1.2%
Municipal Energy Agency of
Nebraska, Power Supply System
Revenue (Insured; AMBAC)	5.25	4/1/16	2,305,000	2,463,815
New Hampshire—2.3%
New Hampshire Higher
Educational and Health
Facilities Authority, HR
(Androscoggin
Valley Hospital)	5.75	11/1/17	1,475,000	1,520,224
New Hampshire Housing Finance
Authority, Mortgage Revenue	6.85	7/1/14	5,000	5,008
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.05	7/1/12	1,175,000	1,200,368
New Hampshire Housing Finance
Authority, Multi-Family Revenue	5.15	7/1/13	1,815,000	1,858,397
New Jersey—3.5%
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000	75,707
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000	214,115
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	750,000	873,548
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,000,000	5,879,040

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York—1.0%

New York City Municipal Water
Finance Authority, Water and Sewer
System Revenue (Insured; MBIA)	5.13	6/15/21	2,000,000	2,028,620
North Carolina—4.3%
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	7,030,000	7,257,210
Onslow County Hospital Authority,
FHA Insured Mortgage Revenue
(Onslow Memorial Hospital
Project) (Insured; MBIA)	5.00	10/1/25	1,250,000	1,337,925
Ohio—3.0%
Lorain,
Hospital Improvement Revenue
(Lakeland Community
Hospital, Inc.)	6.50	11/15/12	660,000	668,375
Ohio Housing Finance Agency,
MFHR (Collateralized Mortgage
Loan—The Salvation Army
Booth Residence)
(Collateralized; GNMA)	5.00	11/20/47	2,200,000	2,251,040
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement)	4.75	12/1/27	3,000,000	3,091,950
Oregon—1.5%
Oregon Bond Bank,
Revenue (Economic Community
Development Department)
(Insured; MBIA)	5.50	1/1/14	1,190,000	1,230,305
Oregon Housing and Community
Services Department, SFMR
(Mortgage Program)	6.45	7/1/26	265,000	266,529
Sweet Home School District Number
55, Linn County, GO (Insured; FSA)	5.50	6/15/11	1,375,000 [a]	1,476,090
Pennsylvania—6.9%
Ambridge Borough Municipal
Authority, Sewer Revenue
(Insured; FSA)	4.50	10/15/31	2,535,000	2,569,527
Dauphin County General Authority,
Revenue (Office and Parking,
Riverfront Office)	6.00	1/1/25	2,000,000	1,948,580

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)

Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; FSA)	5.00	12/1/25	5,000,000	5,314,750
Philadelphia Hospitals and Higher
Education Facilities Authority,
Health System Revenue
(Jefferson Health System)	5.00	5/15/11	1,410,000	1,443,445
Washington County Industrial
Development Authority, PCR
(West Penn Power Co. Mitchell
Station Project) (Insured; AMBAC)	6.05	4/1/14	2,500,000	2,505,100
Tennessee—.5%
Sullivan County Industrial Board,
Revenue (Collateralized; GNMA)	6.35	7/20/27	1,000,000	1,021,400
Texas—7.5%
Austin,
Utility System Revenue
(Insured; FSA)	5.13	11/15/16	2,000,000	2,019,640
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue	6.60	1/1/11	1,500,000 [a]	1,654,080
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/24	1,500,000	1,619,430
Leander Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	8/15/30	2,000,000	599,460
Leander Independent School
District, Tax School Building
(Permanent School Fund
Guaranteed)	0.00	8/15/31	9,110,000	2,579,223
Little Elm Independent School
District (Permanent School
Fund Guaranteed)	0.00	8/15/22	1,285,000	565,156
Mesquite Independent School
District, Tax and School
Building (Permanent School
Fund Guaranteed)	0.00	8/15/28	4,675,000	1,644,431

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)

North Harris Montgomery Community
College District (Insured; FGIC)	5.38	2/15/17	1,945,000	2,077,824
Prosper,
Combination Tax and Revenue
Certificates of Obligation
(Insured; FGIC)	4.50	8/15/25	780,000	797,191
Wylie Independent School District,
Tax School Building (Permanent
School Fund Guaranteed)	0.00	8/15/24	3,500,000	1,537,725
Vermont—.5%
Vermont Municipal Bond Bank
(Insured; MBIA)	5.00	12/1/17	720,000	771,034
Vermont Municipal Bond Bank
(Insured; MBIA)	5.00	12/1/22	150,000	159,437
Virginia—2.2%
Hampton Redevelopment and Housing
Authority, Senior Living
Association Revenue
(Collateralized; GNMA)	5.88	7/20/16	1,825,000	1,863,982
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; MBIA)	5.00	5/15/19	1,200,000	1,293,756
Virginia Transportation Board,
Transportation Revenue (U.S.
Route 58 Corridor)	5.00	5/15/17	1,200,000	1,264,560
West Virginia—.5%
Pleasants County Commission,
PCR (West Penn Power Co.
Pleasants Station Project)
(Insured: AMBAC and MBIA)	6.15	5/1/15	1,000,000	1,016,870
Wisconsin—.5%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized; FNMA)	5.10	7/1/22	1,000,000	1,056,420
Total Long-Term Municipal Investments
(cost $184,924,360)				192,323,332

16

Short-Term Municipal	Coupon	Maturity	Principal
Investments—4.7%	Rate (%)	Date	Amount ($)	Value ($)

Florida—.5%

Palm Beach,
Water and Sewer Revenue
(Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	3.69	3/1/07	1,045,000 [c]	1,045,000
Idaho—.5%
Idaho Health Facilities Authority,
Revenue (Saint Lukes Regional
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of Montreal)	3.62	3/1/07	1,000,000 [c]	1,000,000
Kansas—.7%
Kansas Development Finance
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System) (Liquidity Facility;
JPMorgan Chase Bank)	3.64	3/1/07	1,400,000 [c]	1,400,000
Ohio—1.0%
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Case Western
Reserve University Project)
(Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.66	3/1/07	2,000,000 [c]	2,000,000
U.S. Related—2.0%
Government Development Bank of
Puerto Rico, CP	4.10	3/15/07	4,052,000	4,052,000
Total Short-Term Municipal Investments
(cost $9,497,000)				9,497,000

Total Investments (cost $194,421,360)			100.4%	201,820,332
Liabilities, Less Cash and Receivables			(.4%)	(877,785)
Net Assets			100.0%	200,942,547

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Purchased on a delayed delivery basis.
[c] Securities payable on demand.Variable interest rate—subject to periodic change.

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

18

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	62.3
AA	Aa		AA	23.7
A	A		A	1.6
BBB	Baa		BBB	3.7
BB	Ba		BB	.8
F1	MIG1/P1		SP1/A1	2.0
Not Rated [d]	Not Rated [d]		Not Rated [d]	5.9
				100.0

†	Based on total investments.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	194,421,360	201,820,332
Cash		57,746
Interest receivable		2,097,969
Receivable for shares of Common Stock subscribed		70,601
Prepaid expenses		34,025
		204,080,673

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		53,071
Payable for shares of securities purchased		3,011,375
Payable for shares of Common Stock redeemed		27,808
Accrued expenses		45,872
		3,138,126

Net Assets ($)		200,942,547

Composition of Net Assets ($):
Paid-in capital		195,754,071
Accumulated undistributed investment income—net		5,626
Accumulated net realized gain (loss) on investments		(2,216,122)
Accumulated net unrealized appreciation
(depreciation) on investments		7,398,972

Net Assets ($)		200,942,547

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	8,402,076	451,497	850,422	191,238,552
Shares Outstanding	604,341	32,471	61,173	13,751,168

Net Asset Value Per Share ($)	13.90	13.90	13.90	13.91

See notes to financial statements.

20

STATEMENT OF OPERATIONS Six Months Ended February 28, 2007 (Unaudited)
Investment Income ($):
Interest Income	4,722,001
Expenses:
Management fee—Note 3(a)	597,700
Shareholder servicing costs—Note 3(c)	79,463
Registration fees	25,438
Professional fees	19,041
Custodian fees	14,002
Prospectus and shareholders’ reports	10,866
Directors’ fees and expenses—Note 3(d)	5,422
Distribution fees—Note 3(b)	3,409
Loan commitment fees—Note 2	75
Miscellaneous	18,046
Total Expenses	773,462
Less—reduction in management fee
due to undertaking—Note 3(a)	(310,833)
Less—reduction in custody fees
due to earning credits—Note 1(b)	(5,006)
Net Expenses	457,623
Investment Income—Net	4,264,378

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	482,488
Net unrealized appreciation (depreciation) on investments	885,851
Net Realized and Unrealized Gain (Loss) on Investments	1,368,339
Net Increase in Net Assets Resulting from Operations	5,632,717

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006

Operations ($):
Investment income—net	4,264,378	8,661,019
Net realized gain (loss) on investments	482,488	421,944
Net unrealized appreciation
(depreciation) on investments	885,851	(3,071,905)
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,632,717	6,011,058

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(157,997)	(142,322)
Class B shares	(7,916)	(19,001)
Class C shares	(10,015)	(21,405)
Class Z shares	(4,082,824)	(8,466,197)
Total Dividends	(4,258,752)	(8,648,925)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	8,678,774	2,639,074
Class B shares	843	108,832
Class C shares	336,669	304,478
Class Z shares	3,347,421	7,214,629
Dividends reinvested:
Class A shares	122,600	98,114
Class B shares	4,312	8,727
Class C shares	1,544	6,045
Class Z shares	2,721,949	5,531,086
Cost of shares redeemed:
Class A shares	(4,435,937)	(2,307,008)
Class B shares	(157,099)	(55,548)
Class C shares	(102,860)	(230,378)
Class Z shares	(8,534,843)	(24,786,494)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	1,983,373	(11,468,443)
Total Increase (Decrease) in Net Assets	3,357,338	(14,106,310)

Net Assets ($):
Beginning of Period	197,585,209	211,691,519
End of Period	200,942,547	197,585,209
Undistributed investment income—net	5,626	—

	Six Months Ended
	February 28, 2007	Year Ended
	(Unaudited)	August 31, 2006

Capital Share Transactions:
Class A [a]
Shares sold	626,635	192,464
Shares issued for dividends reinvested	8,829	7,154
Shares redeemed	(318,695)	(167,801)
Net Increase (Decrease) in Shares Outstanding	316,769	31,817

Class B [a]
Shares sold	61	7,963
Shares issued for dividends reinvested	310	636
Shares redeemed	(11,380)	(4,049)
Net Increase (Decrease) in Shares Outstanding	(11,009)	4,550

Class C
Shares sold	24,271	22,115
Shares issued for dividends reinvested	111	440
Shares redeemed	(7,429)	(16,930)
Net Increase (Decrease) in Shares Outstanding	16,953	5,625

Class Z
Shares sold	241,373	524,872
Shares issued for dividends reinvested	196,026	403,232
Shares redeemed	(615,518)	(1,806,097)
Net Increase (Decrease) in Shares Outstanding	(178,119)	(877,993)

[a]	During the period ended February 28, 2007, 3,263 Class B representing $44,995 were automatically converted to
3,263 Class A shares. During the period ended August 31, 2006, there were no shares converted from Class B to
Class A shares.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 28, 2007	Year Ended August 31,

Class A Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.81	13.97	13.85	13.45	13.75
Investment Operations:
Investment income—net [b]	.28	.55	.54	.56	.15
Net realized and unrealized
gain (loss) on investments	.09	(.16)	.14	.40	(.20)
Total from Investment Operations	.37	.39	.68	.96	(.05)
Distributions:
Dividends from investment income—net	(.28)	(.55)	(.55)	(.56)	(.25)
Dividends from net realized
gain on investments	—	—	(.01)	(.00)[c]	—
Total Distributions	(.28)	(.55)	(.56)	(.56)	(.25)
Net asset value, end of period	13.90	13.81	13.97	13.85	13.45

Total Return (%) [d]	2.69[e]	2.92	5.01	7.27	(.42)[e]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98[f]	1.01	.99	.96	1.10[f]
Ratio of net expenses to average net assets	.69[f]	.69	.69	.70	.70[f]
Ratio of net investment income
to average net assets	4.03[f]	4.03	3.92	4.09	4.03[f]
Portfolio Turnover Rate	14.20[e]	17.59	9.47	9.74	33.72

Net Assets, end of period ($ x 1,000)	8,402	3,970	3,574	795	1,251

[a]	From March 31, 2003 (commencement of initial offering) to August 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
See notes to financial statements.

	Six Months Ended
	February 28, 2007	Year Ended August 31,

Class B Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.81	13.98	13.85	13.44	13.75
Investment Operations:
Investment income—net [b]	.23	.48	.48	.49	.20
Net realized and unrealized
gain (loss) on investments	.10	(.16)	.14	.41	(.29)
Total from Investment Operations	.33	.32	.62	.90	(.09)
Distributions:
Dividends from investment income—net	(.24)	(.49)	(.48)	(.49)	(.22)
Dividends from net realized
gain on investments	—	—	(.01)	(.00)[c]	—
Total Distributions	(.24)	(.49)	(.49)	(.49)	(.22)
Net asset value, end of period	13.90	13.81	13.98	13.85	13.44

Total Return (%) [d]	2.43[e]	2.34	4.57	6.85	(.65)[e]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.60[f]	1.56	1.54	1.58	2.28[f]
Ratio of net expenses to average net assets	1.19[f]	1.19	1.19	1.19	1.20[f]
Ratio of net investment income
to average net assets	3.55[f]	3.55	3.46	3.56	4.87[f]
Portfolio Turnover Rate	14.20[e]	17.59	9.47	9.74	33.72

Net Assets, end of period ($ x 1,000)	451	600	544	374	31

[a]	From March 31, 2003 (commencement of initial offering) to August 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2007	Year Ended August 31,

Class C Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.81	13.98	13.85	13.44	13.75
Investment Operations:
Investment income—net [b]	.22	.46	.44	.45	.16
Net realized and unrealized
gain (loss) on investments	.10	(.18)	.14	.42	(.27)
Total from Investment Operations	.32	.28	.58	.87	(.11)
Distributions:
Dividends from investment income—net	(.23)	(.45)	(.44)	(.46)	(.20)
Dividends from net realized
gain on investments	—	—	(.01)	(.00)[c]	—
Total Distributions	(.23)	(.45)	(.45)	(.46)	(.20)
Net asset value, end of period	13.90	13.81	13.98	13.85	13.44

Total Return (%) [d]	2.30[e]	2.08	4.30	6.58	(.80)[e]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.77[f]	1.76	1.74	1.82	2.14[f]
Ratio of net expenses to average net assets	1.44[f]	1.44	1.44	1.44	1.45[f]
Ratio of net investment income
to average net assets	3.29[f]	3.29	3.20	3.24	3.57[f]
Portfolio Turnover Rate	14.20[e]	17.59	9.47	9.74	33.72

Net Assets, end of period ($ x 1,000)	850	611	539	433	23

[a]	From March 31, 2003 (commencement of initial offering) to August 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Amount represents less than $.01 per share.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
See notes to financial statements.

	Six Months Ended
	February 28, 2007	Year Ended August 31,

Class Z Shares	(Unaudited)	2006	2005	2004	2003 [a]	2002

Per Share Data ($):
Net asset value,
beginning of period	13.81	13.98	13.86	13.44	13.66	13.69
Investment Operations:
Investment income—net [b]	.30	.59	.58	.60	.64	.66
Net realized and unrealized
gain (loss) on investments	.10	(.17)	.13	.42	(.23)	(.03)
Total from Investment Operations	.40	.42	.71	1.02	.41	.63
Distributions:
Dividends from
investment income—net	(.30)	(.59)	(.58)	(.60)	(.63)	(.65)
Dividends from net realized
gain on investments	—	—	(.01)	(.00)[c]	—	(.01)
Total Distributions	(.30)	(.59)	(.59)	(.60)	(.63)	(.66)
Net asset value, end of period	13.91	13.81	13.98	13.86	13.44	13.66

Total Return (%)	2.88[d]	3.11	5.28	7.73	3.10	4.72

Ratios/Supplemental Data (%):
Ratio of total expenses to
average net assets	.76[e]	.77	.75	.75	.74	.74
Ratio of net expenses to
average net assets	.44[e]	.44	.44	.45	.45	.45
Ratio of net investment income
to average net assets	4.30[e]	4.30	4.21	4.37	4.62	4.90
Portfolio Turnover Rate	14.20[d]	17.59	9.47	9.74	33.72	31.28

Net Assets, end of period
($ x 1,000)	191,239	192,404	207,034	215,510	231,453	248,125

[a]	The fund commenced offering four classes of shares on March 31, 2003.The existing shares were redesignated
Class Z shares.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Select Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers five series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.The Dreyfus Corporation (“Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 500 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund will no longer offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management does not believe that the application of this standard will have a material impact on the financial statement of the fund.

The fund has an unused capital loss carryover of $2,698,611 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to August 31, 2006. If not applied, $671,146 of the carryover expires in fiscal 2008, and $746,743 expires in fiscal 2009 and $1,278,066 expires in fiscal 2010 and $2,656 expires in fiscal 2013.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2006 were as follows: tax exempt income $8,648,925.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of the borrowings. During the period ended February 28, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken, until such time as it gives shareholders at least 90 days’ notice to the contrary, to waive receipt of its fees and/or assume the expenses of the fund so that fund expenses, exclusive of shareholder services plan fees, Rule 12b-1 distribution plan fees, (as applicable to Class A, Class B and Class C shares), taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, do not exceed an annual rate of .45% of the value of the fund’s average daily net assets.The Manager has committed to continue this undertaking at least until August 31, 2007.The reduction in management fee, pursuant to the undertaking, amounted to $310,833 during the period ended February 28, 2007.

During the period ended February 28, 2007, the Distributor retained $463 from commissions earned on sales of the fund’s Class A shares, and $155 from contingent deferred sales charges on redemptions of the fund’s Class B shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended February 28, 2007, Class B and Class C shares were charged $1,118 and $2,291, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan applicable to Class Z shares, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the average daily net assets attributable to Class Z shares for certain allocated expenses with respect to servicing and/or maintaining Class Z shareholder accounts. The services provided may include personal services relating to Class Z shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of Class Z shareholder accounts. During the period ended February 28, 2007, Class Z shares were charged $44,453 pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A, Class B and Class C shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2007, Class A, Class B and Class C shares were charged $9,805, $559 and $764 respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing per-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

sonnel and facilities to perform transfer agency services for the portfolio. During the period ended February 28, 2007, the fund was charged $18,640 pursuant to the transfer agency agreement.

During the period ended February 28, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $91,943, Rule 12b-1 distribution plan fees $611,shareholder services plan fees $1,800, transfer per account fees $5,837 and chief compliance officer fees $2,726, which are offset against an expense reimbursement currently in effect in the amount of $49,846.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2007, amounted to $27,872,672, and $31,486,710, respectively.

At February 28, 2007, accumulated net unrealized appreciation on investments was $7,398,972, consisting of $7,589,427 gross unrealized appreciation and $190,455 gross unrealized depreciation.

At February 28, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for federal reporting purposes (see the Statement of Investments).

NOTE 5—Plan of Reorganization:

On November 6, 2006, the Board of Directors of the fund approved, and on March 1, 2007 the shareholders of Dreyfus Premier Select Intermediate Municipal Bond Fund also approved, an Agreement and Plan of Reorganization providing for the merger of Dreyfus Premier Select Intermediate Municipal Bond Fund into the fund.The merger was consummated as a tax-free reorganization following the close of business on March 20, 2007. On this date, Dreyfus Premier Select Intermediate Municipal Bond Fund exchanged all of its assets, subject to liabilities, for corresponding Class A, Class B, Class C and Class Z shares of the fund of equal value. Such shares were distributed pro rata to stockholders of Dreyfus Premier Select Intermediate Municipal Bond Fund so that each stockholder receives a number of Class A, Class B, Class C and Class Z shares of the fund equal to the aggregate net asset value of the stockholder’s Dreyfus Premier Select Intermediate Municipal Bond Fund shares.

On November 6, 2006, the Board of Directors of the fund approved, and on March 1, 2007 the shareholders of Dreyfus Premier State Municipal Bond Fund-Texas Series also approved, an Agreement and Plan of Reorganization providing for the merger of Dreyfus Premier State Municipal Bond Fund-Texas Series into the fund. The merger was consummated as a tax-free reorganization following the close of business on March 13, 2007. On this date, Dreyfus Premier State Municipal Bond Fund-Texas Series exchanged all of its assets, subject to liabilities, for corresponding Class A, Class B, and Class C shares of the fund of equal value. Such shares were distributed pro rata to stockholders of Dreyfus Premier State Municipal Bond Fund-Texas Series so that each stockholder receives a number of Class A, Class B, and Class C shares of the fund equal to the aggregate net asset value of the stockholder’s Dreyfus Premier State Municipal Bond Fund-Texas Series shares.

The Fund 35

PROXY RESULTS ( U n a u d i t e d )

Dreyfus Municipal Funds, Inc. held a special meeting of shareholders on September 20, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	Votes For		Authority Withheld

To elect Board Members:
David W. Burke	150,813,258		62,738,133
Hodding Carter III †	150,777,732		62,773,659
Ehud Houminer †	151,752,499		61,798,891
Richard C. Leone †	152,406,193		61,145,197
Hans C. Mautner †	151,637,818		61,913,572
Robin A. Melvin †	151,722,322		61,829,069
John E. Zuccotti †	152,359,988		61,191,403

† Each new Board member’s term commenced on January 1, 2007. David W. Burke was a Board member prior to
September 20, 2006, and continues to serve as such.
In addition to David W. Burke, Gordon J. Davis, Joseph S. DiMartino, Joni Evans,Arnold S. Hiatt and Burton N.
Wallack continue as Board members of Dreyfus Municipal Funds, Inc.

For	More	Information

Dreyfus Premier
Select Municipal
Bond Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMUAX	Class B: DMUBX	Class C: DMUCX
Class Z: DRMBX

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 25, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)